FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA V

Years Ended December 31, 2024 and 2023

Transamerica Life Insurance Company

Separate Account VA V

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and

Contract Owners of Separate Account VA V

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA V (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts
AB Balanced Hedged Allocation Class B Shares (1)	TA Aegon Core Bond Service Class (1)
Fidelity® VIP Index 500 Service Class 2 (1)	TA Aegon High Yield Bond Service Class (1)
Franklin Allocation Class 4 Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
ProFund Access VP High Yield (1)	TA Aegon U.S. Government Securities Service Class (1)
ProFund VP Asia 30 (1)	TA BlackRock Government Money Market Service Class (1)
ProFund VP Bull (1)	TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)
ProFund VP Communication Services (1)	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)
ProFund VP Consumer Discretionary (1)	TA BlackRock iShares Edge 40 Service Class (1)
ProFund VP Emerging Markets (1)	TA BlackRock iShares Tactical - Balanced Service Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

ProFund VP Energy (1)	TA BlackRock iShares Tactical - Conservative Service Class (1)
ProFund VP Europe 30 (1)	TA BlackRock iShares Tactical - Growth Service Class (1)
ProFund VP Falling U.S. Dollar (1)	TA BlackRock Real Estate Securities Service Class (1)
ProFund VP Financials (1)	TA BlackRock Tactical Allocation Service Class (1)
ProFund VP Government Money Market (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)
ProFund VP International (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
ProFund VP Japan (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
ProFund VP Materials (1)	TA International Focus Service Class (1)
ProFund VP Mid-Cap (1)	TA Janus Balanced Service Class (1)
ProFund VP NASDAQ-100 (1)	TA Janus Mid-Cap Growth Service Class (1)
ProFund VP Pharmaceuticals (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
ProFund VP Precious Metals (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
ProFund VP Short Emerging Markets (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
ProFund VP Short International (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
ProFund VP Short NASDAQ-100 (1)	TA JPMorgan Enhanced Index Service Class (1)
ProFund VP Short Small-Cap (1)	TA JPMorgan International Moderate Growth Service Class (1)
ProFund VP Small-Cap (1)	TA JPMorgan Tactical Allocation Service Class (1)
ProFund VP Small-Cap Value (1)	TA Multi-Managed Balanced Service Class (1)
ProFund VP U.S. Government Plus (1)	TA Small/Mid Cap Value Service Class (1)
ProFund VP UltraSmall-Cap (1)	TA T. Rowe Price Small Cap Service Class (1)
ProFund VP Utilities (1)	TA WMC US Growth Service Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

TA Aegon Bond Service Class (1)
(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA V

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA V indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA V as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Hedged Allocation Class B Shares	TA Aegon Core Bond Service Class
Fidelity® VIP Index 500 Service Class 2	TA Aegon High Yield Bond Service Class
Franklin Allocation Class 4 Shares	TA Aegon Sustainable Equity Income Service Class
ProFund Access VP High Yield	TA Aegon U.S. Government Securities Service Class
ProFund VP Asia 30	TA BlackRock Government Money Market Service Class
ProFund VP Bull	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
ProFund VP Communication Services	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
ProFund VP Consumer Discretionary	TA BlackRock iShares Edge 40 Service Class
ProFund VP Emerging Markets	TA BlackRock Real Estate Securities Service Class
ProFund VP Energy	TA BlackRock Tactical Allocation Service Class
ProFund VP Europe 30	TA Goldman Sachs Managed Risk - Balanced ETF Service Class
ProFund VP Falling U.S. Dollar	TA Goldman Sachs Managed Risk - Conservative ETF Service Class
ProFund VP Financials	TA Goldman Sachs Managed Risk - Growth ETF Service Class
ProFund VP Government Money Market	TA International Focus Service Class
ProFund VP International	TA Janus Balanced Service Class
ProFund VP Japan	TA Janus Mid-Cap Growth Service Class
ProFund VP Materials	TA JPMorgan Asset Allocation - Conservative Service Class
ProFund VP Mid-Cap	TA JPMorgan Asset Allocation - Growth Service Class
ProFund VP NASDAQ-100	TA JPMorgan Asset Allocation - Moderate Service Class
ProFund VP Pharmaceuticals	TA JPMorgan Asset Allocation - Moderate Growth Service Class
ProFund VP Precious Metals	TA JPMorgan Enhanced Index Service Class
ProFund VP Short Emerging Markets	TA JPMorgan International Moderate Growth Service Class
ProFund VP Short International	TA JPMorgan Tactical Allocation Service Class

ProFund VP Short NASDAQ-100	TA Multi-Managed Balanced Service Class
ProFund VP Short Small-Cap	TA PIMCO Tactical - Balanced Service Class
ProFund VP Small-Cap	TA PIMCO Tactical - Conservative Service Class
ProFund VP Small-Cap Value	TA PIMCO Tactical - Growth Service Class
ProFund VP U.S. Government Plus	TA Small/Mid Cap Value Service Class
ProFund VP UltraSmall-Cap	TA T. Rowe Price Small Cap Service Class
ProFund VP Utilities	TA WMC US Growth Service Class
TA Aegon Bond Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA V based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA V in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA V since 2014.

Transamerica Life Insurance Company

Separate Account VA V

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	3,957.513	$38,459	$35,657	$(2)	$35,655	14,740	$2.278284	$13.815627
Fidelity® VIP Index 500 Service Class 2	1,787.818	435,526	1,003,377	124	1,003,501	193,035	4.869295	26.180962
Franklin Allocation Class 4 Shares	36,813.733	178,698	200,635	20	200,655	77,632	2.481667	13.924762
ProFund Access VP High Yield	287.365	7,911	7,164	(6)	7,158	3,903	1.786508	11.417753
ProFund VP Asia 30	26.845	1,190	1,054	(15)	1,039	1,153	0.852307	11.762457
ProFund VP Bull	4,129.102	191,742	241,470	12	241,482	83,025	2.824617	22.995327
ProFund VP Communication Services	91.049	3,054	4,606	(6)	4,600	2,978	1.505567	14.291020
ProFund VP Consumer Discretionary	3,535.544	255,644	261,595	(6)	261,589	66,968	3.807707	21.097365
ProFund VP Emerging Markets	405.472	10,110	12,180	3	12,183	14,581	0.803998	13.408551
ProFund VP Energy	764.207	29,293	31,271	(11)	31,260	29,437	1.019740	12.057562
ProFund VP Europe 30	29.605	742	759	(2)	757	710	1.004109	13.799914
ProFund VP Falling U.S. Dollar	221.032	4,232	3,057	(1)	3,056	6,637	0.442253	7.763574
ProFund VP Financials	314.574	12,325	16,698	(7)	16,691	10,240	1.587889	19.433890
ProFund VP Government Money Market	274,442.306	274,442	274,442	(14)	274,428	319,932	0.829501	10.064604
ProFund VP International	331.770	6,900	6,649	2	6,651	7,939	0.782501	12.106113
ProFund VP Japan	-	-	-	-	-	-	1.484646	19.680203
ProFund VP Materials	264.144	17,528	22,119	28	22,147	12,962	1.629686	15.512608
ProFund VP Mid-Cap	457.385	7,463	8,251	(3)	8,248	3,410	2.268436	15.776234
ProFund VP NASDAQ-100	519.801	28,537	32,737	(28)	32,709	4,647	6.633678	35.191590
ProFund VP Pharmaceuticals	0.392	14	12	(12)	-	-	1.920897	12.058053
ProFund VP Precious Metals	198.277	3,815	5,187	(13)	5,174	9,474	0.529338	12.580353
ProFund VP Short Emerging Markets	-	-	-	-	-	-	0.125435	4.016773
ProFund VP Short International	-	-	-	-	-	-	0.200700	5.242716
ProFund VP Short NASDAQ-100	2.428	48	23	(1)	22	770	0.027304	1.573826
ProFund VP Short Small-Cap	-	-	-	-	-	-	0.068391	3.757376
ProFund VP Small-Cap	63.442	2,428	2,349	(7)	2,342	1,225	1.806806	13.917523
ProFund VP Small-Cap Value	306.974	13,190	13,817	(14)	13,803	6,314	2.053224	13.849651
ProFund VP U.S. Government Plus	1,217.022	34,296	13,046	2	13,048	13,786	0.922614	6.295235
ProFund VP UltraSmall-Cap	-	-	-	-	-	-	1.690362	12.784606
ProFund VP Utilities	264.631	10,313	11,816	(29)	11,787	5,601	2.011745	15.757051
TA Aegon Bond Service Class	53,975.055	561,751	506,826	11	506,837	369,640	1.244358	9.916149
TA Aegon Core Bond Service Class	37,856.449	518,655	434,213	1	434,214	320,101	1.263085	9.972404
TA Aegon High Yield Bond Service Class	6,616.948	50,389	47,245	1	47,246	21,566	2.078966	12.515344
TA Aegon Sustainable Equity Income Service Class	21,106.710	384,479	442,608	4	442,612	161,799	2.306771	13.860414
TA Aegon U.S. Government Securities Service Class	62,211.777	606,646	571,726	10	571,736	497,996	1.067472	9.401795
TA BlackRock Government Money Market Service Class	396,384.600	396,385	396,385	(98)	396,287	410,242	0.909500	10.355249
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	109.024	1,163	1,017	2	1,019	768	1.268593	12.125177
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	2,918.237	31,172	33,268	-	33,268	22,377	1.421288	12.846013
TA BlackRock iShares Edge 40 Service Class	10,291.618	92,776	90,257	1	90,258	54,162	1.586611	12.470640
TA BlackRock iShares Tactical - Balanced Service Class	852.773	9,767	8,545	-	8,545	6,384	1.262112	12.570669

See accompanying notes.	6

Transamerica Life Insurance Company

Separate Account VA V

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock iShares Tactical - Conservative Service Class	0.215	$2	$2	$(2)	$-	-	$1.146011	$11.953189
TA BlackRock iShares Tactical - Growth Service Class	339.615	3,704	3,512	-	3,512	2,440	1.380306	14.371114
TA BlackRock Real Estate Securities Service Class	6,323.046	73,229	65,633	(4)	65,629	29,209	1.675602	11.387828
TA BlackRock Tactical Allocation Service Class	382.069	4,942	5,689	12	5,701	3,702	1.484561	14.826120
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	11,670.481	131,554	140,046	(1)	140,045	87,638	1.548039	13.554138
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	599.204	7,150	6,747	-	6,747	4,560	1.436394	12.123812
TA Goldman Sachs Managed Risk - Growth ETF Service Class	39,103.484	397,698	444,998	(18)	444,980	230,866	1.828229	15.883713
TA International Focus Service Class	13,923.683	109,502	110,136	3	110,139	80,928	1.310942	14.031590
TA Janus Balanced Service Class	24,657.261	429,478	432,735	-	432,735	195,537	2.135227	18.456190
TA Janus Mid-Cap Growth Service Class	4,613.328	140,219	136,970	19	136,989	30,738	4.239836	23.685446
TA JPMorgan Asset Allocation - Conservative Service Class	340,872.195	3,244,443	2,999,675	(20)	2,999,655	1,738,568	1.578734	12.298986
TA JPMorgan Asset Allocation - Growth Service Class	256,232.694	2,947,772	2,941,551	(43)	2,941,508	913,131	2.861589	19.904103
TA JPMorgan Asset Allocation - Moderate Service Class	936,718.076	10,271,302	10,013,516	(138)	10,013,378	4,558,906	1.898460	13.748868
TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,584,168.832	17,404,463	17,124,865	208	17,125,073	6,893,273	2.252259	15.815212
TA JPMorgan Enhanced Index Service Class	5,589.453	127,994	158,517	(17)	158,500	31,048	4.798094	26.421004
TA JPMorgan International Moderate Growth Service Class	210,302.407	1,961,909	1,899,031	(28)	1,899,003	1,462,133	1.204342	12.887136
TA JPMorgan Tactical Allocation Service Class	4,455.312	59,761	59,701	10	59,711	41,153	1.259060	11.925226
TA Multi-Managed Balanced Service Class	248,544.058	3,750,511	3,991,618	24	3,991,642	1,069,036	3.371087	18.257004
TA Small/Mid Cap Value Service Class	26,918.826	493,352	509,573	(23)	509,550	97,904	4.655876	16.686399
TA T. Rowe Price Small Cap Service Class	57,672.738	672,137	610,754	(12)	610,742	124,969	4.819158	19.157918
TA WMC US Growth Service Class	45,147.236	1,398,410	1,786,928	24	1,786,952	292,323	5.739245	32.968183

See accompanying notes.	7

Transamerica Life Insurance Company

Separate Account VA V

Statements of Assets and Liabilities

December 31, 2024

Subaccount		Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period		Total Net Assets
AB Balanced Hedged Allocation Class B Shares	$	35,655	$-	$	35,655
Fidelity® VIP Index 500 Service Class 2		1,003,501	-		1,003,501
Franklin Allocation Class 4 Shares		200,655	-		200,655
ProFund Access VP High Yield		7,158	-		7,158
ProFund VP Asia 30		1,039	-		1,039
ProFund VP Bull		241,482	-		241,482
ProFund VP Communication Services		4,600	-		4,600
ProFund VP Consumer Discretionary		261,589	-		261,589
ProFund VP Emerging Markets		12,183	-		12,183
ProFund VP Energy		31,260	-		31,260
ProFund VP Europe 30		757	-		757
ProFund VP Falling U.S. Dollar		3,056	-		3,056
ProFund VP Financials		16,691	-		16,691
ProFund VP Government Money Market		274,428	-		274,428
ProFund VP International		6,651	-		6,651
ProFund VP Japan		-	-		-
ProFund VP Materials		22,147	-		22,147
ProFund VP Mid-Cap		8,248	-		8,248
ProFund VP NASDAQ-100		32,709	-		32,709
ProFund VP Pharmaceuticals		-	-		-
ProFund VP Precious Metals		5,174	-		5,174
ProFund VP Short Emerging Markets		-	-		-
ProFund VP Short International		-	-		-
ProFund VP Short NASDAQ-100		22	-		22
ProFund VP Short Small-Cap		-	-		-
ProFund VP Small-Cap		2,342	-		2,342
ProFund VP Small-Cap Value		13,803	-		13,803
ProFund VP U.S. Government Plus		13,048	-		13,048
ProFund VP UltraSmall-Cap		-	-		-
ProFund VP Utilities		11,787	-		11,787
TA Aegon Bond Service Class		506,837	-		506,837
TA Aegon Core Bond Service Class		434,214	-		434,214
TA Aegon High Yield Bond Service Class		47,246	-		47,246
TA Aegon Sustainable Equity Income Service Class		442,612	-		442,612
TA Aegon U.S. Government Securities Service Class		571,736	-		571,736
TA BlackRock Government Money Market Service Class		396,287	-		396,287
TA BlackRock iShares Active Asset Allocation - Conservative Service Class		1,019	-		1,019
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class		33,268	-		33,268
TA BlackRock iShares Edge 40 Service Class		90,258	-		90,258
TA BlackRock iShares Tactical - Balanced Service Class		8,545	-		8,545
TA BlackRock iShares Tactical - Conservative Service Class		-	-		-

See accompanying notes.	8

Transamerica Life Insurance Company

Separate Account VA V

Statements of Assets and Liabilities

December 31, 2024

Subaccount		Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period		Total Net Assets
TA BlackRock iShares Tactical - Growth Service Class	$	3,512	$-	$	3,512
TA BlackRock Real Estate Securities Service Class		65,629	-		65,629
TA BlackRock Tactical Allocation Service Class		5,701	-		5,701
TA Goldman Sachs Managed Risk - Balanced ETF Service Class		140,045	-		140,045
TA Goldman Sachs Managed Risk - Conservative ETF Service Class		6,747	-		6,747
TA Goldman Sachs Managed Risk - Growth ETF Service Class		444,980	-		444,980
TA International Focus Service Class		110,139	-		110,139
TA Janus Balanced Service Class		432,735	-		432,735
TA Janus Mid-Cap Growth Service Class		136,989	-		136,989
TA JPMorgan Asset Allocation - Conservative Service Class		2,995,167	4,488		2,999,655
TA JPMorgan Asset Allocation - Growth Service Class		2,941,508	-		2,941,508
TA JPMorgan Asset Allocation - Moderate Service Class		9,214,954	798,424		10,013,378
TA JPMorgan Asset Allocation - Moderate Growth Service Class		17,075,121	49,952		17,125,073
TA JPMorgan Enhanced Index Service Class		158,500	-		158,500
TA JPMorgan International Moderate Growth Service Class		1,853,004	45,999		1,899,003
TA JPMorgan Tactical Allocation Service Class		59,711	-		59,711
TA Multi-Managed Balanced Service Class		3,961,830	29,812		3,991,642
TA Small/Mid Cap Value Service Class		509,550	-		509,550
TA T. Rowe Price Small Cap Service Class		610,742	-		610,742
TA WMC US Growth Service Class		1,786,952	-		1,786,952

See accompanying notes.	9

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Balanced Hedged Allocation Class B Shares Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	ProFund Access VP High Yield Subaccount

Net Assets as of December 31, 2022:	$45,286	$721,553	$196,513	$7,981

Investment Income:
Reinvested Dividends	408	8,992	2,627	390
Investment Expense:
Mortality and Expense Risk and Administrative Charges	751	12,460	3,445	129

Net Investment Income (Loss)	(343)	(3,468)	(818)	261

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,336	7,343	3,261	-
Realized Gain (Loss) on Investments	(1,144)	90,932	(714)	(193)

Net Realized Capital Gains (Losses) on Investments	1,192	98,275	2,547	(193)
Net Change in Unrealized Appreciation (Depreciation)	3,909	64,520	22,035	569

Net Gain (Loss) on Investment	5,101	162,795	24,582	376

Net Increase (Decrease) in Net Assets Resulting from Operations	4,758	159,327	23,764	637

Increase (Decrease) in Net Assets from Contract Transactions	(2,013)	(120,441)	(16,865)	(929)

Total Increase (Decrease) in Net Assets	2,745	38,886	6,899	(292)

Net Assets as of December 31, 2023:	$48,031	$760,439	$203,412	$7,689

Investment Income:
Reinvested Dividends	674	9,814	3,885	392
Investment Expense:
Mortality and Expense Risk and Administrative Charges	662	15,765	3,594	127

Net Investment Income (Loss)	12	(5,951)	291	265

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	777	588	-	-
Realized Gain (Loss) on Investments	(4,402)	45,023	1,610	(138)

Net Realized Capital Gains (Losses) on Investments	(3,625)	45,611	1,610	(138)
Net Change in Unrealized Appreciation (Depreciation)	6,059	149,797	12,185	205

Net Gain (Loss) on Investment	2,434	195,408	13,795	67

Net Increase (Decrease) in Net Assets Resulting from Operations	2,446	189,457	14,086	332

Increase (Decrease) in Net Assets from Contract Transactions	(14,822)	53,605	(16,843)	(863)

Total Increase (Decrease) in Net Assets	(12,376)	243,062	(2,757)	(531)

Net Assets as of December 31, 2024:	$35,655	$1,003,501	$200,655	$7,158

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Asia 30 Subaccount	ProFund VP Bull Subaccount	ProFund VP Communication Services Subaccount	ProFund VP Consumer Discretionary Subaccount

Net Assets as of December 31, 2022:	$6,381	$173,340	$4,474	$178,277

Investment Income:
Reinvested Dividends	1	-	48	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44	3,126	76	3,413

Net Investment Income (Loss)	(43)	(3,126)	(28)	(3,413)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	53	32,544	-	10,242
Realized Gain (Loss) on Investments	(210)	2,145	(131)	(220)

Net Realized Capital Gains (Losses) on Investments	(157)	34,689	(131)	10,022
Net Change in Unrealized Appreciation (Depreciation)	346	5,529	1,359	45,179

Net Gain (Loss) on Investment	189	40,218	1,228	55,201

Net Increase (Decrease) in Net Assets Resulting from Operations	146	37,092	1,200	51,788

Increase (Decrease) in Net Assets from Contract Transactions	(5,628)	(6,525)	(1,951)	(10,104)

Total Increase (Decrease) in Net Assets	(5,482)	30,567	(751)	41,684

Net Assets as of December 31, 2023:	$899	$203,907	$3,723	$219,961

Investment Income:
Reinvested Dividends	91	1,651	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31	3,802	73	3,845

Net Investment Income (Loss)	60	(2,151)	(73)	(3,845)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	11,032	-	21,590
Realized Gain (Loss) on Investments	(598)	2,036	68	576

Net Realized Capital Gains (Losses) on Investments	(598)	13,068	68	22,166
Net Change in Unrealized Appreciation (Depreciation)	82	30,536	1,141	29,788

Net Gain (Loss) on Investment	(516)	43,604	1,209	51,954

Net Increase (Decrease) in Net Assets Resulting from Operations	(456)	41,453	1,136	48,109

Increase (Decrease) in Net Assets from Contract Transactions	596	(3,878)	(259)	(6,481)

Total Increase (Decrease) in Net Assets	140	37,575	877	41,628

Net Assets as of December 31, 2024:	$1,039	$241,482	$4,600	$261,589

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Emerging Markets Subaccount	ProFund VP Energy Subaccount	ProFund VP Europe 30 Subaccount	ProFund VP Falling U.S. Dollar Subaccount

Net Assets as of December 31, 2022:	$18,414	$64,196	$1,177	$3,661

Investment Income:
Reinvested Dividends	234	908	26	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	213	725	56	55

Net Investment Income (Loss)	21	183	(30)	(55)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	680	(3,098)	155	(230)

Net Realized Capital Gains (Losses) on Investments	680	(3,098)	155	(230)
Net Change in Unrealized Appreciation (Depreciation)	1,404	883	95	337

Net Gain (Loss) on Investment	2,084	(2,215)	250	107

Net Increase (Decrease) in Net Assets Resulting from Operations	2,105	(2,032)	220	52

Increase (Decrease) in Net Assets from Contract Transactions	(8,949)	(24,032)	(603)	(417)

Total Increase (Decrease) in Net Assets	(6,844)	(26,064)	(383)	(365)

Net Assets as of December 31, 2023:	$11,570	$38,132	$794	$3,296

Investment Income:
Reinvested Dividends	354	748	15	205
Investment Expense:
Mortality and Expense Risk and Administrative Charges	215	588	12	51

Net Investment Income (Loss)	139	160	3	154

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,630	26	-
Realized Gain (Loss) on Investments	(269)	1,456	4	(28)

Net Realized Capital Gains (Losses) on Investments	(269)	3,086	30	(28)
Net Change in Unrealized Appreciation (Depreciation)	591	(1,788)	(10)	(343)

Net Gain (Loss) on Investment	322	1,298	20	(371)

Net Increase (Decrease) in Net Assets Resulting from Operations	461	1,458	23	(217)

Increase (Decrease) in Net Assets from Contract Transactions	152	(8,330)	(60)	(23)

Total Increase (Decrease) in Net Assets	613	(6,872)	(37)	(240)

Net Assets as of December 31, 2024:	$12,183	$31,260	$757	$3,056

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Financials Subaccount	ProFund VP Government Money Market Subaccount	ProFund VP International Subaccount	ProFund VP Japan Subaccount

Net Assets as of December 31, 2022:	$15,482	$282,023	$18,078	$10,360

Investment Income:
Reinvested Dividends	73	11,421	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	251	4,582	170	53

Net Investment Income (Loss)	(178)	6,839	(170)	(53)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	662	-	-	-
Realized Gain (Loss) on Investments	492	-	262	898

Net Realized Capital Gains (Losses) on Investments	1,154	-	262	898
Net Change in Unrealized Appreciation (Depreciation)	618	-	1,373	513

Net Gain (Loss) on Investment	1,772	-	1,635	1,411

Net Increase (Decrease) in Net Assets Resulting from Operations	1,594	6,839	1,465	1,358

Increase (Decrease) in Net Assets from Contract Transactions	(3,166)	(7,342)	(12,849)	(11,718)

Total Increase (Decrease) in Net Assets	(1,572)	(503)	(11,384)	(10,360)

Net Assets as of December 31, 2023:	$13,910	$281,520	$6,694	$-

Investment Income:
Reinvested Dividends	43	11,699	242	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	266	4,567	109	8

Net Investment Income (Loss)	(223)	7,132	133	(8)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,469	-	-	-
Realized Gain (Loss) on Investments	410	-	(193)	(326)

Net Realized Capital Gains (Losses) on Investments	1,879	-	(193)	(326)
Net Change in Unrealized Appreciation (Depreciation)	2,045	-	(177)	-

Net Gain (Loss) on Investment	3,924	-	(370)	(326)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,701	7,132	(237)	(334)

Increase (Decrease) in Net Assets from Contract Transactions	(920)	(14,224)	194	334

Total Increase (Decrease) in Net Assets	2,781	(7,092)	(43)	-

Net Assets as of December 31, 2024:	$16,691	$274,428	$6,651	$-

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Materials Subaccount	ProFund VP Mid-Cap Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Pharmaceuticals Subaccount

Net Assets as of December 31, 2022:	$64,712	$9,713	$26,104	$1,834

Investment Income:
Reinvested Dividends	155	-	-	9
Investment Expense:
Mortality and Expense Risk and Administrative Charges	681	122	500	21

Net Investment Income (Loss)	(526)	(122)	(500)	(12)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	198	34
Realized Gain (Loss) on Investments	9,554	(422)	(6,875)	42

Net Realized Capital Gains (Losses) on Investments	9,554	(422)	(6,677)	76
Net Change in Unrealized Appreciation (Depreciation)	(3,772)	1,173	19,640	(124)

Net Gain (Loss) on Investment	5,782	751	12,963	(48)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,256	629	12,463	(60)

Increase (Decrease) in Net Assets from Contract Transactions	(35,281)	660	(3,743)	(1,774)

Total Increase (Decrease) in Net Assets	(30,025)	1,289	8,720	(1,834)

Net Assets as of December 31, 2023:	$34,687	$11,002	$34,824	$-

Investment Income:
Reinvested Dividends	117	227	131	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	467	168	488	-

Net Investment Income (Loss)	(350)	59	(357)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21	-	3,873	1
Realized Gain (Loss) on Investments	7,262	793	6,193	-

Net Realized Capital Gains (Losses) on Investments	7,283	793	10,066	1
Net Change in Unrealized Appreciation (Depreciation)	(6,898)	250	(3,270)	(1)

Net Gain (Loss) on Investment	385	1,043	6,796	-

Net Increase (Decrease) in Net Assets Resulting from Operations	35	1,102	6,439	-

Increase (Decrease) in Net Assets from Contract Transactions	(12,575)	(3,856)	(8,554)	-

Total Increase (Decrease) in Net Assets	(12,540)	(2,754)	(2,115)	-

Net Assets as of December 31, 2024:	$22,147	$8,248	$32,709	$-

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Precious Metals Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ-100 Subaccount

Net Assets as of December 31, 2022:	$5,151	$-	$-	$41

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	85	-	-	-

Net Investment Income (Loss)	(85)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	34	-	-	-

Net Realized Capital Gains (Losses) on Investments	34	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	43	-	-	(13)

Net Gain (Loss) on Investment	77	-	-	(13)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8)	-	-	(13)

Increase (Decrease) in Net Assets from Contract Transactions	(41)	-	-	(1)

Total Increase (Decrease) in Net Assets	(49)	-	-	(14)

Net Assets as of December 31, 2023:	$5,102	$-	$-	$27

Investment Income:
Reinvested Dividends	181	-	-	2
Investment Expense:
Mortality and Expense Risk and Administrative Charges	91	-	-	-

Net Investment Income (Loss)	90	-	-	2

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	102	-	-	-

Net Realized Capital Gains (Losses) on Investments	102	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	86	-	-	(6)

Net Gain (Loss) on Investment	188	-	-	(6)

Net Increase (Decrease) in Net Assets Resulting from Operations	278	-	-	(4)

Increase (Decrease) in Net Assets from Contract Transactions	(206)	-	-	(1)

Total Increase (Decrease) in Net Assets	72	-	-	(5)

Net Assets as of December 31, 2024:	$5,174	$-	$-	$22

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount	ProFund VP Small-Cap Value Subaccount	ProFund VP U.S. Government Plus Subaccount

Net Assets as of December 31, 2022:	$-	$2,107	$8,269	$17,357

Investment Income:
Reinvested Dividends	-	-	1	675
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	32	108	271

Net Investment Income (Loss)	-	(32)	(107)	404

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	309	-
Realized Gain (Loss) on Investments	-	(37)	(23)	(1,785)

Net Realized Capital Gains (Losses) on Investments	-	(37)	286	(1,785)
Net Change in Unrealized Appreciation (Depreciation)	-	340	635	1,136

Net Gain (Loss) on Investment	-	303	921	(649)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	271	814	(245)

Increase (Decrease) in Net Assets from Contract Transactions	-	(102)	11,490	(971)

Total Increase (Decrease) in Net Assets	-	169	12,304	(1,216)

Net Assets as of December 31, 2023:	$-	$2,276	$20,573	$16,141

Investment Income:
Reinvested Dividends	-	31	26	475
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	35	180	240

Net Investment Income (Loss)	-	(4)	(154)	235

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	43	-
Realized Gain (Loss) on Investments	-	(6)	182	(1,887)

Net Realized Capital Gains (Losses) on Investments	-	(6)	225	(1,887)
Net Change in Unrealized Appreciation (Depreciation)	-	197	(541)	(539)

Net Gain (Loss) on Investment	-	191	(316)	(2,426)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	187	(470)	(2,191)

Increase (Decrease) in Net Assets from Contract Transactions	-	(121)	(6,300)	(902)

Total Increase (Decrease) in Net Assets	-	66	(6,770)	(3,093)

Net Assets as of December 31, 2024:	$-	$2,342	$13,803	$13,048

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount	TA Aegon Bond Service Class Subaccount	TA Aegon Core Bond Service Class Subaccount

Net Assets as of December 31, 2022:	$-	$14,219	$615,327	$405,214

Investment Income:
Reinvested Dividends	-	182	3,642	9,600
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	213	8,800	6,865

Net Investment Income (Loss)	-	(31)	(5,158)	2,735

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	(374)	(41,232)	(4,429)

Net Realized Capital Gains (Losses) on Investments	-	(374)	(41,232)	(4,429)
Net Change in Unrealized Appreciation (Depreciation)	-	(1,070)	72,653	18,395

Net Gain (Loss) on Investment	-	(1,444)	31,421	13,966

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(1,475)	26,263	16,701

Increase (Decrease) in Net Assets from Contract Transactions	-	(2,368)	(74,685)	13,695

Total Increase (Decrease) in Net Assets	-	(3,843)	(48,422)	30,396

Net Assets as of December 31, 2023:	$-	$10,376	$566,905	$435,610

Investment Income:
Reinvested Dividends	-	184	21,432	21,282
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	181	8,124	7,110

Net Investment Income (Loss)	-	3	13,308	14,172

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	94	(24,259)	(4,249)

Net Realized Capital Gains (Losses) on Investments	-	94	(24,259)	(4,249)
Net Change in Unrealized Appreciation (Depreciation)	-	1,940	12,929	(11,897)

Net Gain (Loss) on Investment	-	2,034	(11,330)	(16,146)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	2,037	1,978	(1,974)

Increase (Decrease) in Net Assets from Contract Transactions	-	(626)	(62,046)	578

Total Increase (Decrease) in Net Assets	-	1,411	(60,068)	(1,396)

Net Assets as of December 31, 2024:	$-	$11,787	$506,837	$434,214

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount

Net Assets as of December 31, 2022:	$49,308	$503,412	$958,383	$726,356

Investment Income:
Reinvested Dividends	2,000	8,489	12,551	35,454
Investment Expense:
Mortality and Expense Risk and Administrative Charges	824	7,142	14,019	11,611

Net Investment Income (Loss)	1,176	1,347	(1,468)	23,843

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(1,029)	(5,995)	(33,491)	-

Net Realized Capital Gains (Losses) on Investments	(1,029)	(5,995)	(33,491)	-
Net Change in Unrealized Appreciation (Depreciation)	4,034	21,756	55,437	-

Net Gain (Loss) on Investment	3,005	15,761	21,946	-

Net Increase (Decrease) in Net Assets Resulting from Operations	4,181	17,108	20,478	23,843

Increase (Decrease) in Net Assets from Contract Transactions	(4,764)	(82,173)	(131,125)	(88,327)

Total Increase (Decrease) in Net Assets	(583)	(65,065)	(110,647)	(64,484)

Net Assets as of December 31, 2023:	$48,725	$438,347	$847,736	$661,872

Investment Income:
Reinvested Dividends	2,212	8,187	20,039	25,191
Investment Expense:
Mortality and Expense Risk and Administrative Charges	805	7,164	10,912	8,126

Net Investment Income (Loss)	1,407	1,023	9,127	17,065

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(613)	6,639	(14,985)	-

Net Realized Capital Gains (Losses) on Investments	(613)	6,639	(14,985)	-
Net Change in Unrealized Appreciation (Depreciation)	1,638	54,436	(4,335)	-

Net Gain (Loss) on Investment	1,025	61,075	(19,320)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	2,432	62,098	(10,193)	17,065

Increase (Decrease) in Net Assets from Contract Transactions	(3,911)	(57,833)	(265,807)	(282,650)

Total Increase (Decrease) in Net Assets	(1,479)	4,265	(276,000)	(265,585)

Net Assets as of December 31, 2024:	$47,246	$442,612	$571,736	$396,287

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock iShares Tactical - Balanced Service Class Subaccount

Net Assets as of December 31, 2022:	$47,150	$50,517	$104,519	$11,176

Investment Income:
Reinvested Dividends	14	663	2,028	105
Investment Expense:
Mortality and Expense Risk and Administrative Charges	316	699	1,578	151

Net Investment Income (Loss)	(302)	(36)	450	(46)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,583	-
Realized Gain (Loss) on Investments	(5,754)	(2,933)	(510)	(708)

Net Realized Capital Gains (Losses) on Investments	(5,754)	(2,933)	1,073	(708)
Net Change in Unrealized Appreciation (Depreciation)	8,289	10,102	5,788	1,644

Net Gain (Loss) on Investment	2,535	7,169	6,861	936

Net Increase (Decrease) in Net Assets Resulting from Operations	2,233	7,133	7,311	890

Increase (Decrease) in Net Assets from Contract Transactions	(48,400)	(9,472)	(7,996)	(2,149)

Total Increase (Decrease) in Net Assets	(46,167)	(2,339)	(685)	(1,259)

Net Assets as of December 31, 2023:	$983	$48,178	$103,834	$9,917

Investment Income:
Reinvested Dividends	23	599	2,317	325
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15	584	1,517	135

Net Investment Income (Loss)	8	15	800	190

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,434	-
Realized Gain (Loss) on Investments	(5)	(1,101)	(1)	(467)

Net Realized Capital Gains (Losses) on Investments	(5)	(1,101)	1,433	(467)
Net Change in Unrealized Appreciation (Depreciation)	45	5,167	2,355	924

Net Gain (Loss) on Investment	40	4,066	3,788	457

Net Increase (Decrease) in Net Assets Resulting from Operations	48	4,081	4,588	647

Increase (Decrease) in Net Assets from Contract Transactions	(12)	(18,991)	(18,164)	(2,019)

Total Increase (Decrease) in Net Assets	36	(14,910)	(13,576)	(1,372)

Net Assets as of December 31, 2024:	$1,019	$33,268	$90,258	$8,545

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Tactical - Conservative Service Class Subaccount	TA BlackRock iShares Tactical - Growth Service Class Subaccount	TA BlackRock Real Estate Securities Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount

Net Assets as of December 31, 2022:	$27,858	$18,176	$81,456	$245,602

Investment Income:
Reinvested Dividends	-	161	4,001	276
Investment Expense:
Mortality and Expense Risk and Administrative Charges	290	304	1,223	336

Net Investment Income (Loss)	(290)	(143)	2,778	(60)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	409
Realized Gain (Loss) on Investments	(4,876)	(743)	(5,098)	(44,041)

Net Realized Capital Gains (Losses) on Investments	(4,876)	(743)	(5,098)	(43,632)
Net Change in Unrealized Appreciation (Depreciation)	6,309	2,981	10,492	53,763

Net Gain (Loss) on Investment	1,433	2,238	5,394	10,131

Net Increase (Decrease) in Net Assets Resulting from Operations	1,143	2,095	8,172	10,071

Increase (Decrease) in Net Assets from Contract Transactions	(29,001)	(3,432)	(12,164)	(243,856)

Total Increase (Decrease) in Net Assets	(27,858)	(1,337)	(3,992)	(233,785)

Net Assets as of December 31, 2023:	$-	$16,839	$77,464	$11,817

Investment Income:
Reinvested Dividends	-	376	1,186	85
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	162	1,123	94

Net Investment Income (Loss)	-	214	63	(9)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	(1,179)	(3,001)	(681)

Net Realized Capital Gains (Losses) on Investments	-	(1,179)	(3,001)	(681)
Net Change in Unrealized Appreciation (Depreciation)	-	2,104	2,239	1,353

Net Gain (Loss) on Investment	-	925	(762)	672

Net Increase (Decrease) in Net Assets Resulting from Operations	-	1,139	(699)	663

Increase (Decrease) in Net Assets from Contract Transactions	-	(14,466)	(11,136)	(6,779)

Total Increase (Decrease) in Net Assets	-	(13,327)	(11,835)	(6,116)

Net Assets as of December 31, 2024:	$-	$3,512	$65,629	$5,701

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Goldman Sachs Managed Risk - Balanced ETF Service Class Subaccount	TA Goldman Sachs Managed Risk Conservative ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount	TA International Focus Service Class Subaccount

Net Assets as of December 31, 2022:	$166,349	$6,697	$821,155	$162,885

Investment Income:
Reinvested Dividends	2,462	117	8,213	2,252
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,670	109	9,818	2,213

Net Investment Income (Loss)	(208)	8	(1,605)	39

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,377	312	15,030	-
Realized Gain (Loss) on Investments	1,418	(37)	14,881	(2,515)

Net Realized Capital Gains (Losses) on Investments	12,795	275	29,911	(2,515)
Net Change in Unrealized Appreciation (Depreciation)	5,262	286	76,527	17,642

Net Gain (Loss) on Investment	18,057	561	106,438	15,127

Net Increase (Decrease) in Net Assets Resulting from Operations	17,849	569	104,833	15,166

Increase (Decrease) in Net Assets from Contract Transactions	(16,940)	(402)	(328,722)	(49,125)

Total Increase (Decrease) in Net Assets	909	167	(223,889)	(33,959)

Net Assets as of December 31, 2023:	$167,258	$6,864	$597,266	$128,926

Investment Income:
Reinvested Dividends	3,201	166	11,273	2,619
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,431	112	8,943	2,037

Net Investment Income (Loss)	770	54	2,330	582

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,708	262	7,580	4,035
Realized Gain (Loss) on Investments	1,271	(41)	31,120	2,112

Net Realized Capital Gains (Losses) on Investments	2,979	221	38,700	6,147
Net Change in Unrealized Appreciation (Depreciation)	6,596	38	30,581	(9,315)

Net Gain (Loss) on Investment	9,575	259	69,281	(3,168)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,345	313	71,611	(2,586)

Increase (Decrease) in Net Assets from Contract Transactions	(37,558)	(430)	(223,897)	(16,201)

Total Increase (Decrease) in Net Assets	(27,213)	(117)	(152,286)	(18,787)

Net Assets as of December 31, 2024:	$140,045	$6,747	$444,980	$110,139

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount	TA JPMorgan Asset Allocation - Growth Service Class Subaccount

Net Assets as of December 31, 2022:	$298,134	$89,726	$3,382,008	$2,467,136

Investment Income:
Reinvested Dividends	3,492	-	68,323	37,645
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,959	1,719	53,271	38,910

Net Investment Income (Loss)	(1,467)	(1,719)	15,052	(1,265)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,988	20,412	-	36,246
Realized Gain (Loss) on Investments	(365)	(9,555)	(152,228)	(53,648)

Net Realized Capital Gains (Losses) on Investments	8,623	10,857	(152,228)	(17,402)
Net Change in Unrealized Appreciation (Depreciation)	31,154	4,612	305,599	452,097

Net Gain (Loss) on Investment	39,777	15,469	153,371	434,695

Net Increase (Decrease) in Net Assets Resulting from Operations	38,310	13,750	168,423	433,430

Increase (Decrease) in Net Assets from Contract Transactions	(15,601)	11,957	(139,319)	(156,109)

Total Increase (Decrease) in Net Assets	22,709	25,707	29,104	277,321

Net Assets as of December 31, 2023:	$320,843	$115,433	$3,411,112	$2,744,457

Investment Income:
Reinvested Dividends	7,337	-	55,250	32,350
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,128	1,799	50,100	43,939

Net Investment Income (Loss)	1,209	(1,799)	5,150	(11,589)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,990	7,720	-	53,950
Realized Gain (Loss) on Investments	462	(2,315)	(118,142)	(15,009)

Net Realized Capital Gains (Losses) on Investments	10,452	5,405	(118,142)	38,941
Net Change in Unrealized Appreciation (Depreciation)	33,200	9,563	237,541	344,121

Net Gain (Loss) on Investment	43,652	14,968	119,399	383,062

Net Increase (Decrease) in Net Assets Resulting from Operations	44,861	13,169	124,549	371,473

Increase (Decrease) in Net Assets from Contract Transactions	67,031	8,387	(536,006)	(174,422)

Total Increase (Decrease) in Net Assets	111,892	21,556	(411,457)	197,051

Net Assets as of December 31, 2024:	$432,735	$136,989	$2,999,655	$2,941,508

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate GrowthService Class Subaccount

Net Assets as of December 31, 2022:	$12,037,154	$20,343,235	$124,621	$2,621,951

Investment Income:
Reinvested Dividends	207,510	334,779	744	32,694
Investment Expense:
Mortality and Expense Risk and Administrative Charges	176,359	302,454	2,159	37,419

Net Investment Income (Loss)	31,151	32,325	(1,415)	(4,725)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	86,710	865,869	5,994	-
Realized Gain (Loss) on Investments	(230,619)	(933,779)	3,378	(37,026)

Net Realized Capital Gains (Losses) on Investments	(143,909)	(67,910)	9,372	(37,026)
Net Change in Unrealized Appreciation (Depreciation)	883,898	1,877,593	21,628	195,630

Net Gain (Loss) on Investment	739,989	1,809,683	31,000	158,604

Net Increase (Decrease) in Net Assets Resulting from Operations	771,140	1,842,008	29,585	153,879

Increase (Decrease) in Net Assets from Contract Transactions	(1,628,651)	(3,468,590)	(16,966)	(568,420)

Total Increase (Decrease) in Net Assets	(857,511)	(1,626,582)	12,619	(414,541)

Net Assets as of December 31, 2023:	$11,179,643	$18,716,653	$137,240	$2,207,410

Investment Income:
Reinvested Dividends	141,158	177,657	724	43,737
Investment Expense:
Mortality and Expense Risk and Administrative Charges	165,708	286,813	2,530	32,350

Net Investment Income (Loss)	(24,550)	(109,156)	(1,806)	11,387

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,999	-
Realized Gain (Loss) on Investments	(144,099)	(597,670)	4,427	8,033

Net Realized Capital Gains (Losses) on Investments	(144,099)	(597,670)	9,426	8,033
Net Change in Unrealized Appreciation (Depreciation)	795,065	2,312,716	21,933	(5,447)

Net Gain (Loss) on Investment	650,966	1,715,046	31,359	2,586

Net Increase (Decrease) in Net Assets Resulting from Operations	626,416	1,605,890	29,553	13,973

Increase (Decrease) in Net Assets from Contract Transactions	(1,792,681)	(3,197,470)	(8,293)	(322,380)

Total Increase (Decrease) in Net Assets	(1,166,265)	(1,591,580)	21,260	(308,407)

Net Assets as of December 31, 2024:	$10,013,378	$17,125,073	$158,500	$1,899,003

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount

Net Assets as of December 31, 2022:	$79,591	$4,589,551	$565,321	$500,276

Investment Income:
Reinvested Dividends	1,304	51,218	4,457	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,115	65,063	8,885	8,946

Net Investment Income (Loss)	189	(13,845)	(4,428)	(8,946)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	130,999	54,492	25,188
Realized Gain (Loss) on Investments	(13,250)	73,355	(7,657)	(16,257)

Net Realized Capital Gains (Losses) on Investments	(13,250)	204,354	46,835	8,931
Net Change in Unrealized Appreciation (Depreciation)	16,625	475,936	11,292	91,413

Net Gain (Loss) on Investment	3,375	680,290	58,127	100,344

Net Increase (Decrease) in Net Assets Resulting from Operations	3,564	666,445	53,699	91,398

Increase (Decrease) in Net Assets from Contract Transactions	(22,588)	(1,355,429)	(48,914)	(15,964)

Total Increase (Decrease) in Net Assets	(19,024)	(688,984)	4,785	75,434

Net Assets as of December 31, 2023:	$60,567	$3,900,567	$570,106	$575,710

Investment Income:
Reinvested Dividends	1,467	70,613	3,877	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	960	62,612	8,616	10,149

Net Investment Income (Loss)	507	8,001	(4,739)	(10,149)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	177,099	17,013	25,580
Realized Gain (Loss) on Investments	(3,390)	52,017	(9,664)	(5,684)

Net Realized Capital Gains (Losses) on Investments	(3,390)	229,116	7,349	19,896
Net Change in Unrealized Appreciation (Depreciation)	4,638	247,486	32,831	50,504

Net Gain (Loss) on Investment	1,248	476,602	40,180	70,400

Net Increase (Decrease) in Net Assets Resulting from Operations	1,755	484,603	35,441	60,251

Increase (Decrease) in Net Assets from Contract Transactions	(2,611)	(393,528)	(95,997)	(25,219)

Total Increase (Decrease) in Net Assets	(856)	91,075	(60,556)	35,032

Net Assets as of December 31, 2024:	$59,711	$3,991,642	$509,550	$610,742

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2022:	$996,236

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,553

Net Investment Income (Loss)	(21,553)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,452
Realized Gain (Loss) on Investments	15,880

Net Realized Capital Gains (Losses) on Investments	57,332
Net Change in Unrealized Appreciation (Depreciation)	392,517

Net Gain (Loss) on Investment	449,849

Net Increase (Decrease) in Net Assets Resulting from Operations	428,296

Increase (Decrease) in Net Assets from Contract Transactions	145,095

Total Increase (Decrease) in Net Assets	573,391

Net Assets as of December 31, 2023:	$1,569,627

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,608

Net Investment Income (Loss)	(27,608)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	159,193
Realized Gain (Loss) on Investments	48,438

Net Realized Capital Gains (Losses) on Investments	207,631
Net Change in Unrealized Appreciation (Depreciation)	206,365

Net Gain (Loss) on Investment	413,996

Net Increase (Decrease) in Net Assets Resulting from Operations	386,388

Increase (Decrease) in Net Assets from Contract Transactions	(169,063)

Total Increase (Decrease) in Net Assets	217,325

Net Assets as of December 31, 2024:	$1,786,952

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2024

1. Organization

Separate Account VA V (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Multiple Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2

Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares

Profunds	Profunds
ProFund Access VP High Yield	ProFund Access VP High Yield
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Bull	ProFund VP Bull
ProFund VP Communication Services	ProFund VP Communication Services
ProFund VP Consumer Discretionary	ProFund VP Consumer Discretionary
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Energy	ProFund VP Energy
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Materials	ProFund VP Materials
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Tactical - Balanced Service Class	Transamerica BlackRock iShares Tactical - Balanced VP Service Class
TA BlackRock iShares Tactical - Conservative Service Class	Transamerica BlackRock iShares Tactical - Conservative VP Service Class
TA BlackRock iShares Tactical - Growth Service Class	Transamerica BlackRock iShares Tactical - Growth VP Service Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2024:

Subaccount	Formerly

TA BlackRock iShares Tactical - Balanced Service Class	TA PIMCO Tactical - Balanced Service Class
TA BlackRock iShares Tactical - Conservative Service Class	TA PIMCO Tactical - Conservative Service Class
TA BlackRock iShares Tactical - Growth Service Class	TA PIMCO Tactical - Growth Service Class

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

AB Balanced Hedged Allocation Class B Shares	$1,600	$15,633

Fidelity® VIP Index 500 Service Class 2	179,382	131,170

Franklin Allocation Class 4 Shares	3,885	20,439

ProFund Access VP High Yield	392	989

ProFund VP Asia 30	10,896	10,238

ProFund VP Bull	12,684	7,683

ProFund VP Communication Services	-	329

ProFund VP Consumer Discretionary	21,590	10,325

ProFund VP Emerging Markets	11,040	10,751

ProFund VP Energy	4,154	10,694

ProFund VP Europe 30	41	72

ProFund VP Falling U.S. Dollar	205	72

ProFund VP Financials	1,569	1,240

ProFund VP Government Money Market	11,699	18,783

ProFund VP International	7,301	6,974

ProFund VP Japan	7,060	6,734

ProFund VP Materials	2,635	15,545

ProFund VP Mid-Cap	15,042	18,839

ProFund VP NASDAQ-100	15,776	20,805

ProFund VP Pharmaceuticals	1	-

ProFund VP Precious Metals	181	295

ProFund VP Short Emerging Markets	-	-

ProFund VP Short International	-	-

ProFund VP Short NASDAQ-100	2	-

ProFund VP Short Small-Cap	-	-

ProFund VP Small-Cap	31	152

ProFund VP Small-Cap Value	19,816	26,224

ProFund VP U.S. Government Plus	475	1,141

ProFund VP UltraSmall-Cap	-	-

ProFund VP Utilities	184	799

TA Aegon Bond Service Class	76,016	124,754

TA Aegon Core Bond Service Class	35,383	20,632

TA Aegon High Yield Bond Service Class	2,213	4,716

TA Aegon Sustainable Equity Income Service Class	23,365	80,174

TA Aegon U.S. Government Securities Service Class	45,737	302,418

TA BlackRock Government Money Market Service Class	30,405	295,968

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	$23	$27

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	629	19,605

TA BlackRock iShares Edge 40 Service Class	3,760	19,690

TA BlackRock iShares Tactical - Balanced Service Class	325	2,154

TA BlackRock iShares Tactical - Conservative Service Class	-	-

TA BlackRock iShares Tactical - Growth Service Class	377	14,629

TA BlackRock Real Estate Securities Service Class	2,111	13,182

TA BlackRock Tactical Allocation Service Class	86	6,875

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	4,939	40,019

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	429	542

TA Goldman Sachs Managed Risk - Growth ETF Service Class	18,853	232,839

TA International Focus Service Class	8,861	20,444

TA Janus Balanced Service Class	92,186	13,956

TA Janus Mid-Cap Growth Service Class	91,312	77,006

TA JPMorgan Asset Allocation - Conservative Service Class	62,347	593,195

TA JPMorgan Asset Allocation - Growth Service Class	167,464	299,521

TA JPMorgan Asset Allocation - Moderate Service Class	148,824	1,966,049

TA JPMorgan Asset Allocation - Moderate Growth Service Class	383,049	3,689,721

TA JPMorgan Enhanced Index Service Class	9,254	14,352

TA JPMorgan International Moderate Growth Service Class	82,597	393,586

TA JPMorgan Tactical Allocation Service Class	13,869	15,972

TA Multi-Managed Balanced Service Class	411,131	619,561

TA Small/Mid Cap Value Service Class	74,869	158,589

TA T. Rowe Price Small Cap Service Class	70,310	80,098

TA WMC US Growth Service Class	213,151	250,635

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	67	(6,546)	(6,479)	331	(1,280)	(949)

Fidelity® VIP Index 500 Service Class 2	34,849	(21,322)	13,527	1,748	(32,962)	(31,214)

Franklin Allocation Class 4 Shares	-	(6,589)	(6,589)	-	(7,453)	(7,453)

ProFund Access VP High Yield	-	(480)	(480)	-	(557)	(557)

ProFund VP Asia 30	12,483	(12,422)	61	11,191	(18,065)	(6,874)

ProFund VP Bull	-	(1,398)	(1,398)	-	(2,894)	(2,894)

ProFund VP Communication Services	-	(166)	(166)	-	(1,753)	(1,753)

ProFund VP Consumer Discretionary	-	(1,926)	(1,926)	1,716	(5,331)	(3,615)

ProFund VP Emerging Markets	12,550	(12,665)	(115)	11,542	(23,150)	(11,608)

ProFund VP Energy	1,478	(8,533)	(7,055)	-	(22,865)	(22,865)

ProFund VP Europe 30	-	(56)	(56)	26,917	(27,465)	(548)

ProFund VP Falling U.S. Dollar	-	(43)	(43)	-	(871)	(871)

ProFund VP Financials	37	(576)	(539)	37	(2,695)	(2,658)

ProFund VP Government Money Market	-	(16,435)	(16,435)	-	(9,120)	(9,120)

ProFund VP International	8,079	(8,084)	(5)	18,292	(34,894)	(16,602)

ProFund VP Japan	4,431	(4,431)	-	11,931	(22,421)	(10,490)

ProFund VP Materials	1,320	(7,948)	(6,628)	-	(21,351)	(21,351)

ProFund VP Mid-Cap	6,396	(7,974)	(1,578)	4,222	(4,172)	50

ProFund VP NASDAQ-100	1,737	(3,100)	(1,363)	4,522	(5,271)	(749)

ProFund VP Pharmaceuticals	-	-	-	-	(879)	(879)

ProFund VP Precious Metals	-	(310)	(310)	-	(76)	(76)

ProFund VP Short Emerging Markets	-	-	-	-	-	-

ProFund VP Short International	-	-	-	-	-	-

ProFund VP Short NASDAQ-100	-	(6)	(6)	-	(7)	(7)

ProFund VP Short Small-Cap	-	-	-	-	-	-

ProFund VP Small-Cap	-	(59)	(59)	-	(61)	(61)

ProFund VP Small-Cap Value	9,056	(12,568)	(3,512)	6,436	(990)	5,446

ProFund VP U.S. Government Plus	-	(829)	(829)	-	(846)	(846)

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

ProFund VP UltraSmall-Cap	-	-	-	-	-	-

ProFund VP Utilities	-	(284)	(284)	1,442	(2,838)	(1,396)

TA Aegon Bond Service Class	39,835	(85,190)	(45,355)	64,858	(121,466)	(56,608)

TA Aegon Core Bond Service Class	10,331	(10,165)	166	19,022	(9,454)	9,568

TA Aegon High Yield Bond Service Class	1	(1,906)	(1,905)	7,735	(10,186)	(2,451)

TA Aegon Sustainable Equity Income Service Class	5,737	(27,947)	(22,210)	11,495	(48,042)	(36,547)

TA Aegon U.S. Government Securities Service Class	22,367	(252,769)	(230,402)	96,939	(209,860)	(112,921)

TA BlackRock Government Money Market Service Class	5,475	(301,505)	(296,030)	910,837	(1,003,063)	(92,226)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	(9)	(9)	-	(40,404)	(40,404)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	22	(13,517)	(13,495)	288	(8,047)	(7,759)

TA BlackRock iShares Edge 40 Service Class	7	(11,196)	(11,189)	7	(5,262)	(5,255)

TA BlackRock iShares Tactical - Balanced Service Class	-	(1,552)	(1,552)	-	(1,819)	(1,819)

TA BlackRock iShares Tactical - Conservative Service Class	-	-	-	-	(26,690)	(26,690)

TA BlackRock iShares Tactical - Growth Service Class	-	(10,612)	(10,612)	-	(2,744)	(2,744)

TA BlackRock Real Estate Securities Service Class	415	(6,156)	(5,741)	558	(6,365)	(5,807)

TA BlackRock Tactical Allocation Service Class	-	(4,778)	(4,778)	-	(191,516)	(191,516)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	20	(24,252)	(24,232)	259	(12,316)	(12,057)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	-	(308)	(308)	-	(300)	(300)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	-	(113,606)	(113,606)	363	(204,264)	(203,901)

TA International Focus Service Class	1,553	(12,414)	(10,861)	2,639	(39,214)	(36,575)

TA Janus Balanced Service Class	34,710	(3,535)	31,175	5,655	(13,986)	(8,331)

TA Janus Mid-Cap Growth Service Class	19,439	(18,012)	1,427	11,892	(8,885)	3,007

TA JPMorgan Asset Allocation - Conservative Service Class	2,141	(317,842)	(315,701)	235,864	(322,547)	(86,683)

TA JPMorgan Asset Allocation - Growth Service Class	27,363	(87,509)	(60,146)	23,389	(86,540)	(63,151)

TA JPMorgan Asset Allocation - Moderate Service Class	4,446	(844,531)	(840,085)	9,216	(845,475)	(836,259)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	87,115	(1,402,059)	(1,314,944)	25,115	(1,672,708)	(1,647,593)

TA JPMorgan Enhanced Index Service Class	779	(2,524)	(1,745)	5,807	(10,169)	(4,362)

TA JPMorgan International Moderate Growth Service Class	31,072	(269,173)	(238,101)	18,686	(510,216)	(491,530)

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Tactical Allocation Service Class	8,792	(10,426)	(1,634)	(10,290	(27,542)	(17,252)

TA Multi-Managed Balanced Service Class	46,670	(157,011)	(110,341)	5,228	(443,417)	(438,189)

TA Small/Mid Cap Value Service Class	10,524	(29,159)	(18,635)	2,286	(13,361)	(11,075)

TA T. Rowe Price Small Cap Service Class	9,275	(14,846)	(5,571)	8,562	(12,825)	(4,263)

TA WMC US Growth Service Class	9,123	(41,443)	(32,320)	62,917	(25,804)	37,113

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	$154	$(14,976)	$(14,822)	$691	$(2,704)	$(2,013)

Fidelity® VIP Index 500 Service Class 2	168,987	(115,382)	53,605	7,054	(127,495)	(120,441)

Franklin Allocation Class 4 Shares	-	(16,843)	(16,843)	-	(16,865)	(16,865)

ProFund Access VP High Yield	-	(863)	(863)	-	(929)	(929)

ProFund VP Asia 30	10,806	(10,210)	596	9,235	(14,863)	(5,628)

ProFund VP Bull	-	(3,878)	(3,878)	-	(6,525)	(6,525)

ProFund VP Communication Services	-	(259)	(259)	-	(1,951)	(1,951)

ProFund VP Consumer Discretionary	-	(6,481)	(6,481)	5,113	(15,217)	(10,104)

ProFund VP Emerging Markets	10,687	(10,535)	152	8,598	(17,547)	(8,949)

ProFund VP Energy	1,777	(10,107)	(8,330)	-	(24,032)	(24,032)

ProFund VP Europe 30	-	(60)	(60)	25,633	(26,236)	(603)

ProFund VP Falling U.S. Dollar	-	(23)	(23)	-	(417)	(417)

ProFund VP Financials	56	(976)	(920)	48	(3,214)	(3,166)

ProFund VP Government Money Market	-	(14,224)	(14,224)	-	(7,342)	(7,342)

ProFund VP International	7,059	(6,865)	194	14,729	(27,578)	(12,849)

ProFund VP Japan	7,059	(6,725)	334	14,436	(26,154)	(11,718)

ProFund VP Materials	2,497	(15,072)	(12,575)	-	(35,281)	(35,281)

ProFund VP Mid-Cap	14,817	(18,673)	(3,856)	8,829	(8,169)	660

ProFund VP NASDAQ-100	11,780	(20,334)	(8,554)	21,280	(25,023)	(3,743)

ProFund VP Pharmaceuticals	-	-	-	-	(1,774)	(1,774)

ProFund VP Precious Metals	-	(206)	(206)	-	(41)	(41)

ProFund VP Short Emerging Markets	-	-	-	-	-	-

ProFund VP Short International	-	-	-	-	-	-

ProFund VP Short NASDAQ-100	-	(1)	(1)	-	(1)	(1)

ProFund VP Short Small-Cap	-	-	-	-	-	-

ProFund VP Small-Cap	-	(121)	(121)	-	(102)	(102)

ProFund VP Small-Cap Value	19,748	(26,048)	(6,300)	13,379	(1,889)	11,490

ProFund VP U.S. Government Plus	-	(902)	(902)	-	(971)	(971)

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

ProFund VP UltraSmall-Cap	$-	$-	$-	$-	$-	$-

ProFund VP Utilities	-	(626)	(626)	2,699	(5,067)	(2,368)

TA Aegon Bond Service Class	54,801	(116,847)	(62,046)	86,844	(161,529)	(74,685)

TA Aegon Core Bond Service Class	14,419	(13,841)	578	26,076	(12,381)	13,695

TA Aegon High Yield Bond Service Class	2	(3,913)	(3,911)	16,944	(21,708)	(4,764)

TA Aegon Sustainable Equity Income Service Class	15,269	(73,102)	(57,833)	26,779	(108,952)	(82,173)

TA Aegon U.S. Government Securities Service Class	25,919	(291,726)	(265,807)	106,598	(237,723)	(131,125)

TA BlackRock Government Money Market Service Class	5,228	(287,878)	(282,650)	843,764	(932,091)	(88,327)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	(12)	(12)	-	(48,400)	(48,400)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	30	(19,021)	(18,991)	360	(9,832)	(9,472)

TA BlackRock iShares Edge 40 Service Class	12	(18,176)	(18,164)	11	(8,007)	(7,996)

TA BlackRock iShares Tactical - Balanced Service Class	-	(2,019)	(2,019)	-	(2,149)	(2,149)

TA BlackRock iShares Tactical - Conservative Service Class	-	-	-	-	(29,001)	(29,001)

TA BlackRock iShares Tactical - Growth Service Class	-	(14,466)	(14,466)	-	(3,432)	(3,432)

TA BlackRock Real Estate Securities Service Class	930	(12,066)	(11,136)	1,157	(13,321)	(12,164)

TA BlackRock Tactical Allocation Service Class	-	(6,779)	(6,779)	-	(243,856)	(243,856)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	30	(37,588)	(37,558)	374	(17,314)	(16,940)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	-	(430)	(430)	-	(402)	(402)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	-	(223,897)	(223,897)	557	(329,279)	(328,722)

TA International Focus Service Class	2,208	(18,409)	(16,201)	3,558	(52,683)	(49,125)

TA Janus Balanced Service Class	74,880	(7,849)	67,031	10,651	(26,252)	(15,601)

TA Janus Mid-Cap Growth Service Class	83,655	(75,268)	8,387	44,276	(32,319)	11,957

TA JPMorgan Asset Allocation - Conservative Service Class	7,738	(543,744)	(536,006)	372,128	(511,447)	(139,319)

TA JPMorgan Asset Allocation - Growth Service Class	83,407	(257,829)	(174,422)	60,486	(216,595)	(156,109)

TA JPMorgan Asset Allocation - Moderate Service Class	10,241	(1,802,922)	(1,792,681)	17,216	(1,645,867)	(1,628,651)

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	$213,712	$(3,411,182)	$(3,197,470)	$119,896	$(3,588,486)	$(3,468,590)

TA JPMorgan Enhanced Index Service Class	3,541	(11,834)	(8,293)	22,387	(39,353)	(16,966)

TA JPMorgan International Moderate Growth Service Class	41,111	(363,491)	(322,380)	54,473	(622,893)	(568,420)

TA JPMorgan Tactical Allocation Service Class	12,431	(15,042)	(2,611)	13,865	(36,453)	(22,588)

TA Multi-Managed Balanced Service Class	166,834	(560,362)	(393,528)	15,785	(1,371,214)	(1,355,429)

TA Small/Mid Cap Value Service Class	54,147	(150,144)	(95,997)	10,886	(59,800)	(48,914)

TA T. Rowe Price Small Cap Service Class	44,810	(70,029)	(25,219)	35,476	(51,440)	(15,964)

TA WMC US Growth Service Class	54,248	(223,311)	(169,063)	253,823	(108,728)	145,095

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Hedged Allocation Class B Shares
12/31/2024	14,740	$13.82	to	$12.53	$35,655	1.72%	1.45%	to	2.70%	7.02%	to	5.71%
12/31/2023	21,219	12.91	to	11.85	48,031	0.90	1.45	to	2.70	11.05	to	9.71
12/31/2022	22,168	11.62	to	10.80	45,286	3.07	1.45	to	2.70	(20.32)	to	(21.29)
12/31/2021	22,746	14.59	to	13.73	58,443	0.26	1.45	to	2.70	11.74	to	10.38
12/31/2020	23,854	13.06	to	12.43	54,971	2.09	1.45	to	2.70	7.69	to	6.38
Fidelity® VIP Index 500 Service Class 2
12/31/2024	193,035	26.18	to	23.74	1,003,501	1.03	1.25	to	2.50	23.04	to	21.53
12/31/2023	179,508	21.28	to	19.53	760,439	1.20	1.25	to	2.50	24.33	to	22.82
12/31/2022	210,722	17.11	to	15.90	721,553	1.20	1.25	to	2.50	(19.42)	to	(20.41)
12/31/2021	229,680	21.24	to	19.98	982,990	1.05	1.25	to	2.50	26.67	to	25.13
12/31/2020	223,999	16.77	to	15.97	759,285	1.59	1.25	to	2.50	16.49	to	15.07
Franklin Allocation Class 4 Shares
12/31/2024	77,632	13.92	to	12.63	200,655	1.88	1.40	to	2.65	7.38	to	6.06
12/31/2023	84,221	12.97	to	11.90	203,412	1.32	1.40	to	2.65	13.05	to	11.67
12/31/2022	91,674	11.47	to	10.66	196,513	1.65	1.40	to	2.65	(17.35)	to	(18.35)
12/31/2021	224,546	13.88	to	13.06	584,091	1.61	1.40	to	2.65	10.00	to	8.66
12/31/2020	252,827	12.62	to	12.02	599,874	1.38	1.40	to	2.65	10.21	to	8.87
ProFund Access VP High Yield
12/31/2024	3,903	11.42	to	10.35	7,158	5.27	1.25	to	2.50	4.99	to	3.71
12/31/2023	4,383	10.87	to	9.98	7,689	5.04	1.25	to	2.50	9.07	to	7.74
12/31/2022	4,940	9.97	to	9.26	7,981	3.11	1.25	to	2.50	(9.10)	to	(10.21)
12/31/2021	5,467	10.97	to	10.32	9,758	2.41	1.25	to	2.50	(0.97)	to	(2.17)
12/31/2020	6,702	11.08	to	10.55	12,172	5.43	1.25	to	2.50	(1.30)	to	(2.50)
ProFund VP Asia 30
12/31/2024	1,153	11.76	to	10.66	1,039	4.33	1.25	to	2.50	10.17	to	8.82
12/31/2023	1,092	10.68	to	9.80	899	0.05	1.25	to	2.50	3.03	to	1.78
12/31/2022	7,966	10.36	to	9.63	6,381	0.32	1.25	to	2.50	(25.36)	to	(26.27)
12/31/2021	14,190	13.88	to	13.06	15,252	-	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2020	15,669	17.25	to	16.43	20,990	0.83	1.25	to	2.50	33.88	to	32.24
ProFund VP Bull
12/31/2024	83,025	23.00	to	20.85	241,482	0.73	1.25	to	2.50	20.98	to	19.49
12/31/2023	84,423	19.01	to	17.45	203,907	-	1.25	to	2.50	22.22	to	20.73
12/31/2022	87,317	15.55	to	14.45	173,340	-	1.25	to	2.50	(20.73)	to	(21.69)
12/31/2021	88,984	19.62	to	18.45	223,843	-	1.25	to	2.50	24.77	to	23.25
12/31/2020	90,587	15.72	to	14.97	183,446	0.09	1.25	to	2.50	14.60	to	13.20
ProFund VP Communication Services
12/31/2024	2,978	14.29	to	12.96	4,600	-	1.25	to	2.50	31.00	to	29.39
12/31/2023	3,144	10.91	to	10.01	3,723	1.06	1.25	to	2.50	30.19	to	28.61
12/31/2022	4,897	8.38	to	7.79	4,474	1.67	1.25	to	2.50	(22.19)	to	(23.14)
12/31/2021	9,222	10.77	to	10.13	11,015	1.24	1.25	to	2.50	16.95	to	15.53
12/31/2020	12,329	9.21	to	8.77	12,708	1.02	1.25	to	2.50	1.88	to	0.63
ProFund VP Consumer Discretionary
12/31/2024	66,968	21.10	to	19.13	261,589	-	1.25	to	2.50	22.89	to	21.39
12/31/2023	68,894	17.17	to	15.76	219,961	-	1.25	to	2.50	30.43	to	28.85
12/31/2022	72,509	13.16	to	12.23	178,277	-	1.25	to	2.50	(32.38)	to	(33.20)
12/31/2021	80,753	19.46	to	18.31	294,907	-	1.25	to	2.50	8.87	to	7.54
12/31/2020	84,118	17.88	to	17.02	283,422	-	1.25	to	2.50	26.76	to	25.22

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Emerging Markets
12/31/2024	14,581	$13.41	to	$12.16	$12,183	2.65%	1.25%	to	2.50%	6.51%	to	5.21%
12/31/2023	14,696	12.59	to	11.55	11,570	1.76	1.25	to	2.50	13.89	to	12.51
12/31/2022	26,304	11.05	to	10.27	18,414	0.58	1.25	to	2.50	(17.23)	to	(18.23)
12/31/2021	37,489	13.35	to	12.56	31,703	-	1.25	to	2.50	(19.03)	to	(20.01)
12/31/2020	44,095	16.49	to	15.70	46,276	0.57	1.25	to	2.50	25.16	to	23.63
ProFund VP Energy
12/31/2024	29,437	12.06	to	10.93	31,260	2.02	1.25	to	2.50	2.48	to	1.23
12/31/2023	36,492	11.77	to	10.80	38,132	1.99	1.25	to	2.50	(3.70)	to	(4.87)
12/31/2022	59,357	12.22	to	11.35	64,196	1.05	1.25	to	2.50	57.47	to	55.55
12/31/2021	60,237	7.76	to	7.30	41,533	1.79	1.25	to	2.50	50.06	to	48.23
12/31/2020	62,339	5.17	to	4.92	28,769	2.52	1.25	to	2.50	(35.27)	to	(36.06)
ProFund VP Europe 30
12/31/2024	710	13.80	to	12.51	757	1.86	1.25	to	2.50	3.05	to	1.79
12/31/2023	766	13.39	to	12.29	794	0.67	1.25	to	2.50	16.02	to	14.61
12/31/2022	1,314	11.54	to	10.72	1,177	1.25	1.25	to	2.50	(8.90)	to	(10.01)
12/31/2021	13,174	12.67	to	11.92	12,987	0.81	1.25	to	2.50	22.99	to	21.49
12/31/2020	13,918	10.30	to	9.81	11,183	2.32	1.25	to	2.50	(10.35)	to	(11.45)
ProFund VP Falling U.S. Dollar
12/31/2024	6,637	7.76	to	7.04	3,056	6.41	1.25	to	2.50	(6.30)	to	(7.45)
12/31/2023	6,680	8.29	to	7.60	3,296	-	1.25	to	2.50	1.97	to	0.73
12/31/2022	7,551	8.13	to	7.55	3,661	-	1.25	to	2.50	(9.89)	to	(10.98)
12/31/2021	7,775	9.02	to	8.48	4,197	-	1.25	to	2.50	(9.17)	to	(10.28)
12/31/2020	11,172	9.93	to	9.45	6,645	0.39	1.25	to	2.50	3.51	to	2.25
ProFund VP Financials
12/31/2024	10,240	19.43	to	17.62	16,691	0.28	1.25	to	2.50	26.85	to	25.30
12/31/2023	10,779	15.32	to	14.06	13,910	0.49	1.25	to	2.50	12.48	to	11.12
12/31/2022	13,437	13.62	to	12.66	15,482	0.07	1.25	to	2.50	(16.19)	to	(17.21)
12/31/2021	32,703	16.25	to	15.29	46,001	0.40	1.25	to	2.50	28.50	to	26.93
12/31/2020	15,253	12.65	to	12.04	16,473	0.69	1.25	to	2.50	(2.98)	to	(4.17)
ProFund VP Government Money Market
12/31/2024	319,932	10.06	to	9.12	274,428	4.22	1.25	to	2.50	3.01	to	1.74
12/31/2023	336,367	9.77	to	8.97	281,520	4.07	1.25	to	2.50	2.87	to	1.61
12/31/2022	345,487	9.50	to	8.83	282,023	1.15	1.25	to	2.50	(0.20)	to	(1.42)
12/31/2021	267,132	9.52	to	8.95	217,768	0.01	1.25	to	2.50	(1.22)	to	(2.43)
12/31/2020	272,698	9.64	to	9.18	226,023	0.04	1.25	to	2.50	(1.19)	to	(2.40)
ProFund VP International
12/31/2024	7,939	12.11	to	10.98	6,651	3.22	1.25	to	2.50	(0.38)	to	(1.60)
12/31/2023	7,944	12.15	to	11.15	6,694	-	1.25	to	2.50	14.13	to	12.74
12/31/2022	24,546	10.65	to	9.89	18,078	-	1.25	to	2.50	(17.48)	to	(18.48)
12/31/2021	13,492	12.90	to	12.14	12,098	-	1.25	to	2.50	7.48	to	6.17
12/31/2020	17,737	12.00	to	11.43	14,811	0.51	1.25	to	2.50	3.60	to	2.34
ProFund VP Japan
12/31/2024	-	19.68	to	17.84	-	-	1.25	to	2.50	20.70	to	19.22
12/31/2023	-	16.30	to	14.97	-	-	1.25	to	2.50	32.86	to	31.24
12/31/2022	10,490	12.27	to	11.40	10,360	-	1.25	to	2.50	(11.03)	to	(12.12)
12/31/2021	-	13.79	to	12.98	-	-	1.25	to	2.50	2.61	to	1.36
12/31/2020	-	13.44	to	12.80	-	-	1.25	to	2.50	14.50	to	13.11
ProFund VP Materials
12/31/2024	12,962	15.51	to	14.06	22,147	0.39	1.25	to	2.50	(2.77)	to	(3.96)
12/31/2023	19,590	15.95	to	14.64	34,687	0.36	1.25	to	2.50	10.99	to	9.64
12/31/2022	40,941	14.37	to	13.36	64,712	0.17	1.25	to	2.50	(10.26)	to	(11.35)
12/31/2021	40,637	16.02	to	15.07	71,909	0.29	1.25	to	2.50	24.08	to	22.57
12/31/2020	41,602	12.91	to	12.29	59,541	0.67	1.25	to	2.50	15.05	to	13.64

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Mid-Cap
12/31/2024	3,410	$15.78	to	$14.30	$8,248	1.99%	1.25%	to	2.50%	9.76%	to	8.41%
12/31/2023	4,988	14.37	to	13.19	11,002	-	1.25	to	2.50	12.43	to	11.06
12/31/2022	4,938	12.79	to	11.88	9,713	-	1.25	to	2.50	(15.97)	to	(16.99)
12/31/2021	32,821	15.21	to	14.31	76,814	-	1.25	to	2.50	20.70	to	19.23
12/31/2020	8,379	12.60	to	12.00	16,334	1.21	1.25	to	2.50	9.39	to	8.06
ProFund VP NASDAQ-100
12/31/2024	4,647	35.19	to	31.91	32,709	0.40	1.25	to	2.50	21.90	to	20.40
12/31/2023	6,010	28.87	to	26.50	34,824	-	1.25	to	2.50	50.30	to	48.48
12/31/2022	6,759	19.21	to	17.85	26,104	-	1.25	to	2.50	(34.73)	to	(35.52)
12/31/2021	18,505	29.43	to	27.68	109,655	-	1.25	to	2.50	23.26	to	21.76
12/31/2020	6,992	23.87	to	22.73	33,662	-	1.25	to	2.50	43.77	to	42.02
ProFund VP Pharmaceuticals
12/31/2024	-	12.06	to	10.93	-	-	1.25	to	2.50	2.12	to	0.87
12/31/2023	-	11.81	to	10.84	-	0.76	1.25	to	2.50	(6.66)	to	(7.79)
12/31/2022	879	12.65	to	11.75	1,834	0.08	1.25	to	2.50	(7.29)	to	(8.42)
12/31/2021	881	13.64	to	12.83	1,990	0.27	1.25	to	2.50	9.83	to	8.49
12/31/2020	882	12.42	to	11.83	1,822	0.11	1.25	to	2.50	11.12	to	9.77
ProFund VP Precious Metals
12/31/2024	9,474	12.58	to	11.41	5,174	3.30	1.25	to	2.50	5.26	to	3.96
12/31/2023	9,784	11.95	to	10.97	5,102	-	1.25	to	2.50	0.23	to	(0.99)
12/31/2022	9,860	11.93	to	11.08	5,151	-	1.25	to	2.50	(12.12)	to	(13.19)
12/31/2021	10,488	13.57	to	12.76	6,258	-	1.25	to	2.50	(10.06)	to	(11.16)
12/31/2020	11,436	15.09	to	14.37	7,615	0.16	1.25	to	2.50	22.57	to	21.08
ProFund VP Short Emerging Markets
12/31/2024	-	4.02	to	3.64	-	-	1.25	to	2.50	(5.83)	to	(6.99)
12/31/2023	-	4.27	to	3.92	-	-	1.25	to	2.50	(12.86)	to	(13.92)
12/31/2022	-	4.90	to	4.55	-	-	1.25	to	2.50	5.38	to	4.10
12/31/2021	-	4.65	to	4.37	-	-	1.25	to	2.50	8.60	to	7.27
12/31/2020	-	4.28	to	4.07	-	-	1.25	to	2.50	(32.60)	to	(33.42)
ProFund VP Short International
12/31/2024	-	5.24	to	4.75	-	-	1.25	to	2.50	2.21	to	0.96
12/31/2023	-	5.13	to	4.71	-	-	1.25	to	2.50	(11.40)	to	(12.48)
12/31/2022	-	5.79	to	5.38	-	-	1.25	to	2.50	11.07	to	9.72
12/31/2021	-	5.21	to	4.90	-	-	1.25	to	2.50	(14.47)	to	(15.51)
12/31/2020	-	6.09	to	5.80	-	-	1.25	to	2.50	(17.97)	to	(18.97)
ProFund VP Short NASDAQ-100
12/31/2024	770	1.57	to	1.43	22	7.03	1.25	to	2.50	(17.25)	to	(18.26)
12/31/2023	776	1.90	to	1.75	27	-	1.25	to	2.50	(33.24)	to	(34.05)
12/31/2022	783	2.85	to	2.65	41	-	1.25	to	2.50	33.40	to	31.78
12/31/2021	789	2.14	to	2.01	31	-	1.25	to	2.50	(26.05)	to	(26.96)
12/31/2020	795	2.89	to	2.75	43	0.08	1.25	to	2.50	(43.48)	to	(44.17)
ProFund VP Short Small-Cap
12/31/2024	-	3.76	to	3.41	-	-	1.25	to	2.50	(7.67)	to	(8.80)
12/31/2023	-	4.07	to	3.74	-	-	1.25	to	2.50	(11.97)	to	(13.04)
12/31/2022	-	4.62	to	4.30	-	-	1.25	to	2.50	16.36	to	14.95
12/31/2021	-	3.97	to	3.74	-	-	1.25	to	2.50	(20.05)	to	(21.03)
12/31/2020	-	4.97	to	4.73	-	-	1.25	to	2.50	(32.81)	to	(33.63)
ProFund VP Small-Cap
12/31/2024	1,225	13.92	to	12.62	2,342	1.33	1.25	to	2.50	8.10	to	6.77
12/31/2023	1,284	12.87	to	11.82	2,276	-	1.25	to	2.50	13.49	to	12.11
12/31/2022	1,345	11.34	to	10.54	2,107	-	1.25	to	2.50	(22.81)	to	(23.75)
12/31/2021	27,697	14.70	to	13.82	56,540	-	1.25	to	2.50	11.49	to	10.13
12/31/2020	187	13.18	to	12.55	333	0.06	1.25	to	2.50	15.61	to	14.20

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount	Units		Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Small-Cap Value
	12/31/2024	6,314	$13.85	to	$12.56	$13,803	0.22%	1.25%	to	2.50%	4.56%	to	3.28%
	12/31/2023	9,826	13.25	to	12.16	20,573	0.02	1.25	to	2.50	11.55	to	10.19
	12/31/2022	4,380	11.87	to	11.03	8,269	-	1.25	to	2.50	(13.49)	to	(14.55)
	12/31/2021	5,235	13.73	to	12.91	11,309	0.10	1.25	to	2.50	26.97	to	25.42
	12/31/2020	14,410	10.81	to	10.29	24,697	0.02	1.25	to	2.50	(0.19)	to	(1.40)
ProFund VP U.S. Government Plus
	12/31/2024	13,786	6.30	to	5.71	13,048	3.36	1.25	to	2.50	(13.91)	to	(14.97)
	12/31/2023	14,615	7.31	to	6.71	16,141	4.20	1.25	to	2.50	(1.19)	to	(2.39)
	12/31/2022	15,461	7.40	to	6.88	17,357	-	1.25	to	2.50	(42.42)	to	(43.12)
	12/31/2021	16,328	12.85	to	12.09	31,975	-	1.25	to	2.50	(8.23)	to	(9.35)
	12/31/2020	49,583	14.00	to	13.34	106,278	0.02	1.25	to	2.50	19.20	to	17.75
ProFund VP UltraSmall-Cap
	12/31/2024	-	12.78	to	11.59	-	-	1.25	to	2.50	9.32	to	7.98
	12/31/2023	-	11.69	to	10.73	-	-	1.25	to	2.50	20.92	to	19.45
	12/31/2022	-	9.67	to	8.99	-	-	1.25	to	2.50	(44.38)	to	(45.06)
	12/31/2021	-	17.39	to	16.36	-	-	1.25	to	2.50	21.78	to	20.30
	12/31/2020	-	14.28	to	13.60	-	-	1.25	to	2.50	14.95	to	13.55
ProFund VP Utilities
	12/31/2024	5,601	15.76	to	14.29	11,787	1.60	1.25	to	2.50	19.77	to	18.30
	12/31/2023	5,885	13.16	to	12.08	10,376	1.35	1.25	to	2.50	(9.72)	to	(10.82)
	12/31/2022	7,281	14.57	to	13.54	14,219	0.99	1.25	to	2.50	(1.48)	to	(2.68)
	12/31/2021	7,488	14.79	to	13.91	14,893	1.34	1.25	to	2.50	13.98	to	12.59
	12/31/2020	11,295	12.98	to	12.36	19,892	1.54	1.25	to	2.50	(3.60)	to	(4.78)
TA Aegon Bond Service Class
	12/31/2024	369,640	9.92	to	8.99	506,837	3.99	1.25	to	2.50	0.61	to	(0.62)
	12/31/2023	414,995	9.86	to	9.05	566,905	0.62	1.25	to	2.50	4.88	to	3.60
	12/31/2022	471,603	9.40	to	8.73	615,327	2.36	1.25	to	2.50	(16.13)	to	(17.15)
	12/31/2021	487,577	11.20	to	10.54	762,692	1.25	1.25	to	2.50	(2.29)	to	(3.48)
	12/31/2020	561,804	11.47	to	10.92	899,692	4.07	1.25	to	2.50	6.08	to	4.79
TA Aegon Core Bond Service Class
	12/31/2024	320,101	9.97	to	9.04	434,214	4.89	1.25	to	2.50	(0.08)	to	(1.31)
	12/31/2023	319,935	9.98	to	9.16	435,610	2.27	1.25	to	2.50	4.48	to	3.21
	12/31/2022	310,367	9.55	to	8.88	405,214	2.29	1.25	to	2.50	(14.07)	to	(15.11)
	12/31/2021	372,886	11.12	to	10.46	568,371	2.33	1.25	to	2.50	(2.49)	to	(3.67)
	12/31/2020	409,375	11.40	to	10.85	643,829	3.23	1.25	to	2.50	5.84	to	4.55
TA Aegon High Yield Bond Service Class
	12/31/2024	21,566	12.52	to	11.35	47,246	4.70	1.25	to	2.50	5.82	to	4.52
	12/31/2023	23,471	11.83	to	10.86	48,725	4.14	1.25	to	2.50	9.51	to	8.17
	12/31/2022	25,922	10.80	to	10.04	49,308	4.75	1.25	to	2.50	(12.55)	to	(13.61)
	12/31/2021	44,122	12.35	to	11.62	98,644	4.86	1.25	to	2.50	4.94	to	3.66
	12/31/2020	40,141	11.77	to	11.21	85,203	6.32	1.25	to	2.50	3.39	to	2.12
TA Aegon Sustainable Equity Income Service Class
	12/31/2024	161,799	13.86	to	12.57	442,612	1.82	1.25	to	2.50	15.15	to	13.74
	12/31/2023	184,009	12.04	to	11.05	438,347	1.89	1.25	to	2.50	4.70	to	3.43
	12/31/2022	220,556	11.50	to	10.68	503,412	1.84	1.25	to	2.50	(12.93)	to	(13.99)
	12/31/2021	253,674	13.20	to	12.42	670,046	1.76	1.25	to	2.50	20.61	to	19.14
	12/31/2020	326,756	10.95	to	10.42	718,006	2.75	1.25	to	2.50	(8.73)	to	(9.84)
TA Aegon U.S. Government Securities Service Class
	12/31/2024	497,996	9.40	to	8.52	571,736	2.92	1.25	to	2.50	(1.08)	to	(2.30)
	12/31/2023	728,398	9.50	to	8.72	847,736	1.42	1.25	to	2.50	2.41	to	1.16
	12/31/2022	841,319	9.28	to	8.62	958,383	0.97	1.25	to	2.50	(14.36)	to	(15.41)
	12/31/2021	208,645	10.84	to	10.19	280,120	1.24	1.25	to	2.50	(3.74)	to	(4.91)
	12/31/2020	658,203	11.26	to	10.72	909,556	1.44	1.25	to	2.50	7.32	to	6.01

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Government Money Market Service Class
12/31/2024	410,242	$10.36	to	$9.39	$396,287	4.73%	1.25%	to	2.50%	3.48%	2.21%
12/31/2023	706,272	10.01	to	9.19	661,872	4.57	1.25	to	2.50	3.38	2.12
12/31/2022	798,498	9.68	to	8.99	726,356	1.47	1.25	to	2.50	0.16	(1.06)
12/31/2021	616,569	9.67	to	9.09	559,277	-	1.25	to	2.50	(1.23)	(2.44)
12/31/2020	518,577	9.79	to	9.32	476,247	0.25	1.25	to	2.50	(0.99)	(2.20)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2024	768	12.13	to	10.99	1,019	2.26	1.25	to	2.50	5.15	3.86
12/31/2023	777	11.53	to	10.58	983	0.08	1.25	to	2.50	8.60	7.28
12/31/2022	41,181	10.62	to	9.87	47,150	2.25	1.25	to	2.50	(16.33)	(17.35)
12/31/2021	26,185	12.69	to	11.94	35,427	0.97	1.25	to	2.50	4.44	3.16
12/31/2020	37,915	12.15	to	11.57	49,388	2.07	1.25	to	2.50	5.34	4.05
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2024	22,377	12.85	to	11.65	33,268	1.54	1.25	to	2.50	11.11	9.75
12/31/2023	35,872	11.56	to	10.61	48,178	1.41	1.25	to	2.50	16.17	14.76
12/31/2022	43,631	9.95	to	9.25	50,517	1.31	1.25	to	2.50	(19.32)	(20.30)
12/31/2021	42,352	12.33	to	11.60	60,873	0.54	1.25	to	2.50	6.29	5.00
12/31/2020	47,454	11.60	to	11.05	64,334	1.83	1.25	to	2.50	(3.29)	(4.47)
TA BlackRock iShares Edge 40 Service Class
12/31/2024	54,162	12.47	to	11.31	90,258	2.41	1.25	to	2.50	5.15	3.87
12/31/2023	65,351	11.86	to	10.89	103,834	2.02	1.25	to	2.50	7.72	6.41
12/31/2022	70,606	11.01	to	10.23	104,519	1.57	1.25	to	2.50	(15.49)	(16.52)
12/31/2021	87,056	13.03	to	12.25	153,211	1.49	1.25	to	2.50	4.47	3.20
12/31/2020	100,230	12.47	to	11.87	169,105	2.23	1.25	to	2.50	8.10	6.78
TA BlackRock iShares Tactical - Balanced Service Class
12/31/2024	6,384	12.57	to	11.40	8,545	3.50	1.25	to	2.50	7.34	6.02
12/31/2023	7,936	11.71	to	10.75	9,917	1.01	1.25	to	2.50	9.29	7.96
12/31/2022	9,755	10.72	to	9.96	11,176	0.55	1.25	to	2.50	(20.64)	(21.61)
12/31/2021	11,488	13.50	to	12.70	16,621	-	1.25	to	2.50	5.08	3.80
12/31/2020	13,766	12.85	to	12.24	18,995	3.32	1.25	to	2.50	7.51	6.20
TA BlackRock iShares Tactical - Conservative Service Class
12/31/2024	-	11.95	to	10.84	-	3.43	1.25	to	2.50	4.90	3.61
12/31/2023	-	11.39	to	10.46	-	-	1.25	to	2.50	5.91	4.63
12/31/2022	26,690	10.76	to	10.00	27,858	1.06	1.25	to	2.50	(18.31)	(19.31)
12/31/2021	28,301	13.17	to	12.39	36,375	1.02	1.25	to	2.50	2.92	1.67
12/31/2020	29,874	12.80	to	12.18	37,527	1.43	1.25	to	2.50	8.54	7.21
TA BlackRock iShares Tactical - Growth Service Class
12/31/2024	2,440	14.37	to	13.03	3,512	3.89	1.25	to	2.50	10.27	8.92
12/31/2023	13,052	13.03	to	11.96	16,839	0.88	1.25	to	2.50	12.54	11.17
12/31/2022	15,796	11.58	to	10.76	18,176	-	1.25	to	2.50	(19.04)	(20.02)
12/31/2021	17,051	14.30	to	13.45	24,332	-	1.25	to	2.50	7.86	6.55
12/31/2020	18,235	13.26	to	12.63	24,224	1.09	1.25	to	2.50	7.74	6.43
TA BlackRock Real Estate Securities Service Class
12/31/2024	29,209	11.39	to	10.32	65,629	1.74	1.25	to	2.50	(0.23)	(1.45)
12/31/2023	34,950	11.41	to	10.48	77,464	5.35	1.25	to	2.50	11.75	10.39
12/31/2022	40,757	10.21	to	9.49	81,456	2.91	1.25	to	2.50	(29.27)	(30.13)
12/31/2021	42,166	14.44	to	13.58	119,202	2.13	1.25	to	2.50	24.30	22.78
12/31/2020	48,536	11.62	to	11.06	111,141	11.00	1.25	to	2.50	(1.74)	(2.94)
TA BlackRock Tactical Allocation Service Class
12/31/2024	3,702	14.83	to	13.44	5,701	1.36	1.25	to	2.50	11.09	9.73
12/31/2023	8,480	13.35	to	12.25	11,817	1.41	1.25	to	2.50	13.47	12.09
12/31/2022	199,996	11.76	to	10.93	245,602	3.69	1.25	to	2.50	(17.24)	(18.25)
12/31/2021	201,863	14.21	to	13.37	300,287	2.49	1.25	to	2.50	6.30	5.01
12/31/2020	202,001	13.37	to	12.73	283,364	1.75	1.25	to	2.50	11.79	10.43

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2024	87,638	$13.55	to	$12.29	$140,045	2.17%	1.25%	to	2.50%	7.72%	to	6.40%
12/31/2023	111,870	12.58	to	11.55	167,258	1.49	1.25	to	2.50	11.81	to	10.45
12/31/2022	123,927	11.25	to	10.46	166,349	1.50	1.25	to	2.50	(15.32)	to	(16.35)
12/31/2021	135,768	13.29	to	12.50	216,019	1.15	1.25	to	2.50	8.00	to	6.69
12/31/2020	175,020	12.31	to	11.72	259,131	1.45	1.25	to	2.50	2.90	to	1.65
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2024	4,560	12.12	to	10.99	6,747	2.45	1.25	to	2.50	5.37	to	4.08
12/31/2023	4,868	11.51	to	10.56	6,864	1.75	1.25	to	2.50	9.23	to	7.90
12/31/2022	5,168	10.53	to	9.79	6,697	1.59	1.25	to	2.50	(12.92)	to	(13.98)
12/31/2021	5,520	12.10	to	11.38	8,247	1.55	1.25	to	2.50	1.49	to	0.25
12/31/2020	5,848	11.92	to	11.35	8,642	2.19	1.25	to	2.50	3.62	to	2.35
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2024	230,866	15.88	to	14.40	444,980	1.90	1.25	to	2.50	11.82	to	10.45
12/31/2023	344,472	14.20	to	13.04	597,266	1.25	1.25	to	2.50	16.23	to	14.82
12/31/2022	548,373	12.22	to	11.36	821,155	1.44	1.25	to	2.50	(15.57)	to	(16.60)
12/31/2021	764,244	14.48	to	13.62	1,354,559	0.89	1.25	to	2.50	12.64	to	11.26
12/31/2020	829,256	12.85	to	12.24	1,308,105	1.92	1.25	to	2.50	2.93	to	1.67
TA International Focus Service Class
12/31/2024	80,928	14.03	to	12.72	110,139	2.09	1.25	to	2.50	(2.55)	to	(3.75)
12/31/2023	91,789	14.40	to	13.22	128,926	1.64	1.25	to	2.50	10.89	to	9.54
12/31/2022	128,364	12.99	to	12.07	162,885	2.71	1.25	to	2.50	(21.28)	to	(22.24)
12/31/2021	172,592	16.49	to	15.52	278,822	1.04	1.25	to	2.50	9.26	to	7.93
12/31/2020	195,409	15.10	to	14.38	290,262	2.10	1.25	to	2.50	19.10	to	17.64
TA Janus Balanced Service Class
12/31/2024	195,537	18.46	to	16.73	432,735	1.93	1.25	to	2.50	13.43	to	12.04
12/31/2023	164,362	16.27	to	14.93	320,843	1.13	1.25	to	2.50	13.60	to	12.22
12/31/2022	172,693	14.32	to	13.31	298,134	0.87	1.25	to	2.50	(17.79)	to	(18.79)
12/31/2021	126,848	17.42	to	16.39	265,867	1.28	1.25	to	2.50	14.02	to	12.63
12/31/2020	47,093	15.28	to	14.55	87,130	1.55	1.25	to	2.50	12.90	to	11.53
TA Janus Mid-Cap Growth Service Class
12/31/2024	30,738	23.69	to	21.47	136,989	-	1.25	to	2.50	12.65	to	11.27
12/31/2023	29,311	21.03	to	19.30	115,433	-	1.25	to	2.50	15.36	to	13.96
12/31/2022	26,304	18.23	to	16.93	89,726	-	1.25	to	2.50	(17.96)	to	(18.96)
12/31/2021	29,466	22.22	to	20.90	123,207	0.10	1.25	to	2.50	15.55	to	14.14
12/31/2020	39,014	19.23	to	18.31	142,071	0.04	1.25	to	2.50	17.46	to	16.03
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2024	1,738,568	12.30	to	11.15	2,999,655	1.73	1.25	to	2.50	4.21	to	2.93
12/31/2023	2,054,269	11.80	to	10.83	3,411,112	1.99	1.25	to	2.50	5.51	to	4.23
12/31/2022	2,140,952	11.19	to	10.39	3,382,008	5.48	1.25	to	2.50	(16.65)	to	(17.66)
12/31/2021	2,595,010	13.42	to	12.62	4,933,396	2.18	1.25	to	2.50	4.32	to	3.05
12/31/2020	2,960,562	12.86	to	12.25	5,407,969	2.25	1.25	to	2.50	9.87	to	8.53
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2024	913,131	19.90	to	18.05	2,941,508	1.13	1.25	to	2.50	14.66	to	13.25
12/31/2023	973,277	17.36	to	15.93	2,744,457	1.47	1.25	to	2.50	18.53	to	17.09
12/31/2022	1,036,428	14.65	to	13.61	2,467,136	5.66	1.25	to	2.50	(23.69)	to	(24.62)
12/31/2021	1,142,982	19.19	to	18.05	3,570,562	1.53	1.25	to	2.50	17.88	to	16.44
12/31/2020	1,073,129	16.28	to	15.50	2,858,361	1.45	1.25	to	2.50	22.82	to	21.33
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2024	4,558,906	13.75	to	12.46	10,013,378	1.33	1.25	to	2.50	6.36	to	5.06
12/31/2023	5,398,991	12.93	to	11.86	11,179,643	1.83	1.25	to	2.50	7.52	to	6.21
12/31/2022	6,235,250	12.02	to	11.17	12,037,154	4.99	1.25	to	2.50	(17.28)	to	(18.29)
12/31/2021	7,550,105	14.54	to	13.67	16,572,035	1.66	1.25	to	2.50	7.59	to	6.28
12/31/2020	9,086,979	13.51	to	12.86	18,646,489	1.97	1.25	to	2.50	10.89	to	9.54

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2024	6,893,273	$15.82	to	$14.34	$17,125,073	0.97%	1.25%	to	2.50%	9.33%	to	7.99%
12/31/2023	8,208,217	14.47	to	13.28	18,716,653	1.73	1.25	to	2.50	10.55	to	9.21
12/31/2022	9,855,810	13.09	to	12.16	20,343,235	5.07	1.25	to	2.50	(18.55)	to	(19.54)
12/31/2021	11,506,702	16.06	to	15.11	29,292,618	1.96	1.25	to	2.50	12.30	to	10.93
12/31/2020	13,046,399	14.30	to	13.62	29,648,493	1.81	1.25	to	2.50	13.25	to	11.87
TA JPMorgan Enhanced Index Service Class
12/31/2024	31,048	26.42	to	23.95	158,500	0.47	1.25	to	2.50	22.36	to	20.86
12/31/2023	32,793	21.59	to	19.82	137,240	0.56	1.25	to	2.50	25.82	to	24.29
12/31/2022	37,155	17.16	to	15.95	124,621	0.40	1.25	to	2.50	(19.55)	to	(20.53)
12/31/2021	38,585	21.33	to	20.06	161,203	0.61	1.25	to	2.50	28.19	to	26.62
12/31/2020	41,250	16.64	to	15.85	133,951	1.27	1.25	to	2.50	18.38	to	16.94
TA JPMorgan International Moderate Growth Service Class
12/31/2024	1,462,133	12.89	to	11.68	1,899,003	2.10	1.25	to	2.50	0.63	to	(0.61)
12/31/2023	1,700,234	12.81	to	11.75	2,207,410	1.35	1.25	to	2.50	7.36	to	6.06
12/31/2022	2,191,764	11.93	to	11.08	2,621,951	4.79	1.25	to	2.50	(18.44)	to	(19.43)
12/31/2021	2,534,582	14.63	to	13.76	3,718,149	1.29	1.25	to	2.50	7.66	to	6.35
12/31/2020	2,802,504	13.58	to	12.94	3,797,792	2.50	1.25	to	2.50	13.13	to	11.75
TA JPMorgan Tactical Allocation Service Class
12/31/2024	41,153	11.93	to	10.81	59,711	2.35	1.25	to	2.50	2.79	to	1.53
12/31/2023	42,787	11.60	to	10.65	60,567	1.79	1.25	to	2.50	7.23	to	5.93
12/31/2022	60,039	10.82	to	10.05	79,591	1.42	1.25	to	2.50	(16.07)	to	(17.10)
12/31/2021	68,812	12.89	to	12.13	108,861	1.32	1.25	to	2.50	3.34	to	2.08
12/31/2020	52,928	12.47	to	11.88	80,664	1.98	1.25	to	2.50	10.72	to	9.37
TA Multi-Managed Balanced Service Class
12/31/2024	1,069,036	18.26	to	16.55	3,991,642	1.75	1.25	to	2.50	13.22	to	11.83
12/31/2023	1,179,377	16.13	to	14.80	3,900,567	1.21	1.25	to	2.50	16.98	to	15.56
12/31/2022	1,617,566	13.78	to	12.81	4,589,551	0.90	1.25	to	2.50	(17.52)	to	(18.52)
12/31/2021	1,886,042	16.71	to	15.72	6,581,857	0.94	1.25	to	2.50	15.35	to	13.94
12/31/2020	2,114,545	14.49	to	13.80	6,306,813	1.35	1.25	to	2.50	14.18	to	12.78
TA Small/Mid Cap Value Service Class
12/31/2024	97,904	16.69	to	15.13	509,550	0.74	1.25	to	2.50	7.22	to	5.90
12/31/2023	116,539	15.56	to	14.29	570,106	0.81	1.25	to	2.50	10.77	to	9.42
12/31/2022	127,614	14.05	to	13.06	565,321	0.32	1.25	to	2.50	(9.66)	to	(10.76)
12/31/2021	155,056	15.55	to	14.63	762,011	0.49	1.25	to	2.50	26.24	to	24.70
12/31/2020	162,337	12.32	to	11.73	634,714	0.93	1.25	to	2.50	2.46	to	1.21
TA T. Rowe Price Small Cap Service Class
12/31/2024	124,969	19.16	to	17.37	610,742	-	1.25	to	2.50	11.21	to	9.85
12/31/2023	130,540	17.23	to	15.81	575,710	-	1.25	to	2.50	19.39	to	17.94
12/31/2022	134,803	14.43	to	13.41	500,276	-	1.25	to	2.50	(23.55)	to	(24.48)
12/31/2021	142,953	18.87	to	17.75	696,999	-	1.25	to	2.50	9.71	to	8.37
12/31/2020	155,667	17.20	to	16.38	696,071	-	1.25	to	2.50	21.78	to	20.30
TA WMC US Growth Service Class
12/31/2024	292,323	32.97	to	29.89	1,786,952	-	1.25	to	2.50	27.10	to	25.54
12/31/2023	324,643	25.94	to	23.81	1,569,627	-	1.25	to	2.50	39.98	to	38.28
12/31/2022	287,530	18.53	to	17.22	996,236	-	1.25	to	2.50	(32.36)	to	(33.18)
12/31/2021	313,190	27.40	to	25.77	1,612,743	-	1.25	to	2.50	18.89	to	17.44
12/31/2020	307,664	23.04	to	21.94	1,336,823	-	1.25	to	2.50	35.25	to	33.60

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%
Franklin Allocation Class 4 Shares	0.15%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.